                                 June 30, 1997

                                    [LOGO]

                               Semiannual Report

                             Tax-Exempt Bond Funds

                                 No-Load Shares

                                --------------

     SAFECO Municipal Bond Fund.............................................   3
     SAFECO California Tax-Free Income Fund.................................  10
     SAFECO Insured Municipal Bond Fund.....................................  14
     SAFECO Washington State Municipal Bond Fund............................  19
     SAFECO Intermediate-Term Municipal Bond Fund...........................  23

                         [LOGO OF SAFECO MUTUAL FUNDS]

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         Report from the Fund Manager
                                 June 30, 1997

                             [PICTURE APPEARS HERE]
                               STEPHEN C. BAUER

OVERVIEW-MUNICIPAL, INSURED, AND CALIFORNIA FUNDS

    The first half of 1997 was particularly uneventful for the munici-pal bond markets. As measured by the Bond Buyer 40 Bond Index, long-term municipal yields stayed within a narrow range, ending the period slightly lower than where they began. Yields began the period at 5.78% on January 2, 1997 and ended at 5.69% on June 30, 1997. They ranged from a high of 6.01% on April 14 to a low of 5.58% on June 20.

    Stable interest rates and contained inflation are the major factors hold-ing the market in a narrow, quiet range. In fact, falling long-term rates have caused the yield curve to flatten, diminishing the difference in the yield be-tween shorter and longer-term bonds.

    Meanwhile, low supply, strong demand (especially from high yield funds) and price cutting by bond insurers has diminished the differences in yield be-tween high and low credit quality bonds.

    It's been a difficult market in which to add value. There has been no bad news to scare people into selling at fire sale prices. And the continued low supply means there are no big imbalances to take advantage of.

    My techniques of increasing yield--lowering credit quality, giving up call protection, and extending maturities--have become increasingly difficult to execute in recent weeks. Quality differentials have narrowed so that a swap from Aaa to Baa now increases yield only 18 to 20 basis points instead of 25 to 30 as was common several months ago. Flattening of the yield curve (the difference in yield between various maturities) has reduced the attractiveness of extending maturities. While the spread between bonds with 10-year calls and those with six-year calls is still attractive, we have few 10-year-call holdings that we can use in that kind of swap.

    I think it will take a market correction to reverse the narrowing spreads in maturity and credit quality. Until that happens my swapping activity will be low. In the meantime I am going to pursue the possibilities of using more premium bonds in the Funds to add yield.

    Looking ahead, I don't see a market correction, I see continued stability. It's hold and clip the coupons time. But really, income and stability are why people should buy bonds anyway.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SAFECO MUNICIPAL BOND FUND

    The SAFECO Municipal Bond Fund came on strong in the second quarter, to return 3.04% for the six months, slightly above the average return of 2.95% for all general municipal bond funds according to Lipper Analytical Services. For the 12 months ended June 30, 1997 the Fund was well into the top quartile of comparable funds with a return of 8.70% compared to the Lipper average of 7.81%.

    The Fund's above average performance was not enough to beat the Lehman Brothers long municipal bond index which returned 9.73% for the year. But then it's very difficult for an unleveraged bond fund to outperform an index in a rising market because the index is a "portfolio on paper" with no cash, no call features and no transaction expenses.

    Your Fund does best when yields are falling and prices are rising due primarily to three factors: Number one, the Fund stays fully invested. Two, it has a relatively long average maturity. And three, it has a high concentration of deep discount bonds which perform well in bull markets because of excellent call protection.

                       [PERFORMANCE OVERVIEW GRAPH HERE]

Average Annual Total Return
for the period ended June 30, 1997
             1 Year           8.70%
             5 Year           6.88%
            10 Year           8.40%

                               Muni        Shearson
                             -------       --------
             Jun 30, 87       10000         10000
             Jul 31, 87       10086         10092
             Aug 31, 87       10110         10137
             Sep 30, 87        9663          9723
             Oct 31, 87        9687          9723
             Nov 30, 87        9972         10034
             Dec 31, 87       10147         10164
             Jan 31, 88       10627         10570
             Feb 28, 88       10749         10694
             Mar 31, 88       10539         10541
             Apr 30, 88       10618         10625
             May 31, 88       10587         10636
             Jun 30, 88       10802         10843
             Jul 31, 88       10857         10916
             Aug 31, 88       10913         10959
             Sep 30, 88       11157         11207
             Oct 31, 88       11464         11462
             Nov 30, 88       11330         11339
             Dec 31, 88       11555         11536
             Jan 31, 89       11822         11808
             Feb 28, 89       11645         11642
             Mar 31, 89       11645         11652
             Apr 30, 89       11918         11994
             May 31, 89       12141         12272
             Jun 30, 89       12294         12458
             Jul 31, 89       12420         12623
             Aug 31, 89       12311         12431
             Sep 30, 89       12300         12393
             Oct 31, 89       12420         12557
             Nov 30, 89       12643         12824
             Dec 31, 89       12720         12919
             Jan 31, 90       12572         12788
             Feb 28, 90       12717         12932
             Mar 31, 90       12699         12945
             Apr 30, 90       12504         12787
             May 31, 90       12899         13148
             Jun 30, 90       13019         13277
             Jul 31, 90       13269         13512
             Aug 31, 90       12923         13190
             Sep 30, 90       12898         13170
             Oct 31, 90       13145         13448
             Nov 30, 90       13510         13789
             Dec 31, 90       13566         13850
             Jan 31, 91       13781         14036
             Feb 28, 91       13841         14134
             Mar 31, 91       13858         14168
             Apr 30, 91       14090         14388
             May 31, 91       14232         14557
             Jun 30, 91       14183         14530
             Jul 31, 91       14408         14754
             Aug 31, 91       14628         14966
             Sep 30, 91       14862         15183
             Oct 31, 91       15020         15342
             Nov 30, 91       14972         15361
             Dec 31, 91       15436         15727
             Jan 31, 92       15302         15717
             Feb 28, 92       15341         15742
             Mar 31, 92       15322         15782
             Apr 30, 92       15467         15932
             May 31, 92       15728         16165
             Jun 30, 92       16068         16478
             Jul 31, 92       16686         17082
             Aug 31, 92       16344         16853
             Sep 30, 92       16376         16928
             Oct 31, 92       16019         16645
             Nov 30, 92       16510         17114
             Dec 31, 92       16787         17336
             Jan 31, 93       16950         17499
             Feb 28, 93       17683         18313
             Mar 31, 93       17406         18092
             Apr 30, 93       17644         18340
             May 31, 93       17746         18492
             Jun 30, 93       18110         18839
             Jul 31, 93       18040         18858
             Aug 31, 93       18520         19341
             Sep 30, 93       18727         19610
             Oct 31, 93       18778         19647
             Nov 30, 93       18541         19409
             Dec 31, 93       18912         19910
             Jan 31, 94       19141         20145
             Feb 28, 94       18575         19478
             Mar 31, 94       17631         18315
             Apr 30, 94       17648         18456
             May 31, 94       17860         18672
             Jun 30, 94       17663         18448
             Jul 31, 94       18069         18922
             Aug 31, 94       18082         18962
             Sep 30, 94       17636         18522
             Oct 31, 94       17258         17954
             Nov 30, 94       16904         17480
             Dec 31, 94       17352         18100
             Jan 31, 95       17990         18896
             Feb 28, 95       18746         19666
             Mar 31, 95       18883         19902
             Apr 30, 95       19731         19893
             May 31, 95       19731         20740
             Jun 30, 95       19309         20357
             Jul 31, 95       19402         20462
             Aug 31, 95       19652         20750
             Sep 30, 95       19798         20913
             Oct 31, 95       20213         21419
             Nov 30, 95       20773         21972
             Dec 31, 95       21079         22314
             Jan 31, 96       21147         22410
             Feb 28, 96       20914         22137
             Mar 31, 96       20436         21732
             Apr 30, 96       20283         21645
             May 31, 96       20316         21655
             Jun 30, 96       20615         21989
             Jul 31, 96       20868         22207
             Aug 31, 96       20794         22178
             Sep 30, 96       21214         22670
             Oct 31, 96       21464         22947
             Nov 30, 96       21943         23440
             Dec 31, 96       21749         23299
             Jan 31, 97       21644         23253
             Feb 28, 97       21869         23504
             Mar 31, 97       21495         23097
             Apr 30, 97       21767         23370
             May 31, 97       22132         23823
             Jun 30, 97       22410         24128

     The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    REPORT FROM THE FUND MANAGER (Continued)

    All of the activity in the Municipal Bond fund centered around one theme: increase yield. In general, I increased yield by extending maturities and low-ering credit quality. However, I had one amazing trade in which I picked up yield, improved credit and extended call protection by selling Puerto Rico Highway (for a ridiculously high price) and buying Valdez Alaska Marine Termi-nal.

/s/ Stephen C. Bauer

Stephen C. Bauer
Portfolio Manager
--------------------------------------------------------------------------------

Steve Bauer joined SAFECO in 1971 as a fixed- income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

                                   HIGHLIGHTS

CURRENT
  YIELD
  (30-
  DAY)..... 5.16%
WEIGHTED
  AVERAGE
  MATURITY..23.8 YEARS

TOP FIVE HOLDINGS                                          PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency..........................  4.6%
Illinois Educational Facilities Authority.................................. 3.6
Austin Combined Utility System............................................. 3.3
Alaska Housing Finance Corp. .............................................. 3.2
East Chicago (IN) Elementary School
 Building Corp. ........................................................... 2.6

S&P Credit Ratings Distributions
As a Percentage of Net Assets

                AAA                36
                AA                 21
                A                  27
                BBB                 8
                Not Rated           7
                Cash & Other        1

TOP FIVE STATES                                            PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
California.................................................................  22%
Washington.................................................................. 13
Illinois..................................................................... 7
Texas........................................................................ 7
New York..................................................................... 7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO Municipal Bond Fund
                        As of June 30, 1997 (Unaudited)

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 BONDS - 99.0%
 ALABAMA - 0.5%
  $ 1,310 Board of Trustees Alabama Agriculture and Mechanical University
          Revenue
          5.50%, due 11/01/20 [MBIA]*................................. $ 1,288
    1,000 Citronelle Industrial Development Board Pollution Control Revenue
          8.00%, due 12/01/12........................................... 1,098
 ALASKA - 4.3%
          Alaska Housing Finance Corp. Veterans Mortgage Program
      640 6.50%, due 6/01/31.............................................. 650
   17,000 5.00%, due 12/01/18.......................................... 15,267
    5,000 City of Valdez, Alaska Marine Terminal Revenue Refunding Bonds (BP
          Pipelines (Alaska) Inc. Project) Series 1993B
          5.50%, due 10/01/28........................................... 4,716
 ARIZONA - 2.6%
          Phoenix Civic Improvement Corp. Wastewater System Lease Revenue
    4,220 5.00%, due 7/01/18 [MBIA]..................................... 3,934
    9,800 4.75%, due 7/01/23 [MBIA]..................................... 8,474
 CALIFORNIA - 21.9%
    1,500 Foothill/Eastern Transportation Corridor Agency Toll Road Revenue
          5.00%, due 1/01/35............................................ 1,289
    1,995 Los Angeles County Sanitation District Financing Authority Revenue
          (Capital Projects)
          5.25%, due 10/01/19........................................... 1,880
    2,500 Los Angeles County Certificates of Participation (Disney Parking
          Project)
          5.50%, due 9/01/21............................................ 2,372
   13,000 Los Angeles Department of Water and Power Electric Plant Revenue
          5.25%, due 11/15/26.......................................... 12,048

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 CALIFORNIA (CONTINUED)
          Los Angeles Wastewater System Revenue
  $ 1,280 4.70%, due 11/01/17 [FGIC].................................. $ 1,130
    5,000 4.70%, due 11/01/19 [FGIC].................................... 4,378
    2,200 Metropolitan Water District of Southern California Waterworks
          Revenue
          5.75%, due 3/01/14............................................ 2,222
    5,250 Northern California Power Agency Geothermal Project Revenue
          5.00%, due 7/01/09............................................ 5,062
          Pittsburg Redevelopment Agency Los Medanos Community Development
          Project Tax Allocation
   11,995 5.80%, due 8/01/34 [FSA]..................................... 12,224
    6,400 4.625%, due 8/01/21 [AMBAC]................................... 5,512
    1,000 Redding Joint Powers Financing
          Solid Waste and Corporation Yard Revenue
          5.00%, due 1/01/23.............................................. 885
    8,750 Sacramento County Sanitation District Finance Authority
          4.75%, due 12/01/23........................................... 7,589
    5,000 Sacramento Municipal Utility District Electric Revenue
          6.00%, due 2/01/15............................................ 5,001
    3,600 San Francisco Airport Commission
          Sewer Revenue
          6.00%, due 5/01/25 [FGIC]..................................... 3,712
    1,700 San Francisco Redevelopment Financing Authority
          Tax Allocation Revenue
          4.75%, due 8/01/18 [FGIC]..................................... 1,507
    8,010 San Joaquin County Public Facilities Financing Corp.
          Certificates of Participation Capital Facilities Project
          4.75%, due 11/15/19 [MBIA].................................... 7,017

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO OF INVESTMENTS (Continued)
                           SAFECO MUNICIPAL BOND FUND
                        As of June 30, 1997 (Unaudited)

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 CALIFORNIA (CONTINUED)
  $25,000 San Joaquin Hills Transportation Corridor Agency Senior Lien Toll
          Road Revenue
          5.00%, due 1/01/33.......................................... $21,770
          Southern California Public Power Authority Power Project Revenue
          (Multiple Projects)
    4,085 ^ 5.50%, DUE 7/01/20 (PREREFUNDED 7/01/00 @ 100).............. 4,240
    3,165 5.50%, due 7/01/20............................................ 3,057
    2,200 Southern California Public Power Authority Power Project Revenue
          (Palo Verde Project)
          5.00%, due 7/01/17............................................ 2,010
 COLORADO - 0.3%
    1,000 Colorado Housing Finance Authority Multi-Family Mortgage Revenue
          8.30%, due 10/01/23........................................... 1,104
      250 Colorado Housing Finance Authority Single Family Residential Housing
          Revenue
          8.75%, due 9/01/17.............................................. 258
 DELAWARE - 0.8%
    4,500 Delaware River and Bay
          Authority Revenue
          4.75%, due 1/01/24 [MBIA]..................................... 3,941
 FLORIDA - 1.9%
          Florida Board of Education
          General Obligation
    1,000 5.00%, due 6/01/12.............................................. 966
    3,000 5.00%, due 6/01/24............................................ 2,755
    2,750 Mid-Bay Bridge Authority Revenue
          6.10%, due 10/01/22........................................... 2,776
    3,000 Orlando Utility Commission Water and Electric Revenue
          5.00%, due 10/01/23........................................... 2,738

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 GEORGIA - 3.1%
  $ 6,750 Atlanta Water and Sewerage Revenue
          4.50%, due 1/01/18.......................................... $ 5,814
    4,000 Cobb County Kennestone Hospital Authority Revenue
          5.00%, due 4/01/24 [MBIA]..................................... 3,643
    5,000 Municipal Electric Authority
          Project One Special Obligation Fourth Crossover Series
          6.50%, due 1/01/20............................................ 5,538
 ILLINOIS - 7.1%
    5,500 Illinois Dedicated Tax Revenue (Civic Center)
          7.00%, due 12/15/10 [AMBAC]................................... 5,997
   17,500 Illinois Educational Facilities Authority Adjustable Demand Revenue
          (University of Chicago)
          5.70%, due 12/01/25.......................................... 17,305
    5,000 Metropolitan Pier and Exposition Authority McCormick Place
          Convention Complex Hospitality Facilities Revenue
          7.00%, due 7/01/26............................................ 5,644
    4,770 University of Illinois Auxiliary Facilities System Revenue
          5.75%, due 4/01/22............................................ 4,757
 INDIANA - 5.5%
      200 Beech Grove Economic Development Revenue
          (Westvaco Corp.)
          8.75%, due 7/01/10.............................................. 204
   11,000 ^ EAST CHICAGO ELEMENTARY SCHOOL BUILDING CORP. FIRST MORTGAGE
          7.00%, due 1/15/16
          (Prerefunded 1/15/03 @ 102).................................. 12,461

                       SEE NOTES TO FINANCIAL STATEMENT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                        As of June 30, 1997 (Unaudited)


 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 INDIANA (CONTINUED)
  $ 7,715 Hammond Multi-School Building Corp. First Mortgage Revenue
          6.20%, due 7/10/15.......................................... $ 8,034
    6,450 Indianapolis Gas Utility System Revenue
          4.00%, due 6/01/11 [FGIC]..................................... 5,620
 MARYLAND - 1.9%
    5,125 Baltimore Project and Revenue (Water Projects)
          5.00%, due 7/01/24 [FGIC]..................................... 4,780
    5,000 Maryland Health and Higher Educational Facilities Authority Revenue
          (University of Maryland Medical System)
          4.75%, due 7/01/23 [FGIC]..................................... 4,378
 MASSACHUSETTS - 3.4%
    5,140 Massachusetts Housing Finance Agency (Rental Housing and Mortgage
          Revenue)
          6.20%, due 7/01/38 [AMBAC].................................... 5,246
          Massachusetts Water Resources Authority General Revenue
    4,500 6.00%, due 4/01/20............................................ 4,518
    5,000 4.75%, due 12/01/23 [MBIA].................................... 4,361
    2,500 4.75%, due 12/01/23........................................... 2,150
 MICHIGAN - 1.4%
    5,250 Detroit Water Supply System Revenue
          4.75%, due 7/01/19 [FGIC]..................................... 4,617
    2,000 University of Michigan Hospital Revenue
          6.375%, due 12/01/24.......................................... 2,059
 MISSOURI - 1.1%
    5,000 The Curators of the University of Missouri System Facilities Revenue
          Bonds Series 1997
          5.80%, due 11/01/27........................................... 5,049

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 NEW JERSEY - 0.4%
  $ 1,465 ^ NEW JERSEY TURNPIKE AUTHORITY REVENUE
          10.375%, due 1/01/03
          (Escrowed to Maturity)...................................... $ 1,727
 NEW MEXICO - 0.5%
    2,500 Farmington Collateralized Pollution Control Revenue (Tucson Gas and
          Electric Co.)
          6.10%, due 1/01/08............................................ 2,476
 NEW YORK - 7.1%
          New York City Municipal Water Finance Authority Water and Sewer
          System Revenue
    2,205 6.00%, due 6/15/19 [FGIC]..................................... 2,216
    2,100 5.00%, due 6/15/17 [FGIC]..................................... 1,962
          New York Dormitory Authority
          State University Educational Facilities Revenue
    4,400 7.50%, due 5/15/11............................................ 5,157
    5,250 7.50%, due 5/15/13............................................ 6,277
    6,500 5.25%, due 5/15/15............................................ 6,181
    1,500 5.00%, due 7/01/15............................................ 1,417
    4,000 ^ NEW YORK LOCAL GOVERNMENT ASSISTANCE CORP.
          7.00%, due 4/01/21
          (Prerefunded 4/01/01 @ 100)................................... 4,370
    6,500 New York State Urban Development Corporation Correctional Facilities
          Revenue Bonds Series 6
          5.375%, due 1/01/25........................................... 6,114
 NORTH CAROLINA - 2.3%
   11,000 North Carolina Eastern Municipal Power Agency Power System Revenue
          6.00%, due 1/01/22........................................... 11,000

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO OF INVESTMENTS (Continued)
                           SAFECO MUNICIPAL BOND FUND
                        As of June 30, 1997 (Unaudited)


 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 OKLAHOMA - 1.3%
  $ 5,590 McGee Creek Authority Water Revenue
          6.00%, due 1/01/23 [MBIA]................................... $ 5,995
 PENNSYLVANIA - 4.0%
    5,000 Centre County University Area
          Joint Authority Sewer Revenue
          4.75%, due 11/01/20 [MBIA].................................... 4,397
    6,000 ^ Pennsylvania Intergovernmental Cooperative Authority Special Tax
          Revenue (City of Philadelphia)
          6.80%, due 6/15/22
          (Prerefunded 6/15/02 @ 100)................................... 6,618
    7,415 ^ Philadelphia Water and Sewer Revenue
          7.00%, due 8/01/18
          (Prerefunded 8/01/01 @100).................................... 8,134
 SOUTH CAROLINA - 5.5%
   10,250 Charleston County Hospital Facility Revenue
          5.00%, due 10/01/22 [MBIA].................................... 9,282
    1,135 Charleston County Pollution Control Facilities Revenue
          5.90%, due 8/01/03............................................ 1,136
    5,500 Pickens County and Richland County Hospital Revenue
          5.75%, due 8/01/21 [AMBAC].................................... 5,502
          South Carolina Public Service Authority Power Supply Revenue
    1,395 5.70%, due 7/01/08............................................ 1,396
   10,000 5.125%, due 1/01/32........................................... 9,122
 TEXAS - 7.1%
   10,000 Austin Combined Utility System Revenue
          12.50%, due 11/15/07 [MBIA].................................. 15,876
          Austin Water, Sewer and Electric Revenue
    4,195 14.00%, due 11/15/01.......................................... 5,290
       80 14.00%, due 11/15/01............................................. 98
       75 14.00%, due 11/15/01............................................. 86

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 TEXAS (CONTINUED)
  $ 2,000 City of Houston, Texas Water and Sewer System Junior Lien Revenue
          Bonds, Series 1997C
          5.375%, due 12/01/27 [FGIC]................................. $ 1,932
    1,600 ^ Coastal Industrial Water Authority Water Revenue
          5.50%, due 12/15/09
          (Escrowed to Maturity)........................................ 1,637
    2,260 Texas Municipal Power Agency Revenue
          5.50%, due 9/01/13 [FGIC]..................................... 2,260
    7,500 Waco Texas Health Facilities Development Corp. Hospital Revenue
          5.00%, due 11/01/25........................................... 6,824
 UTAH - 1.1%
          Intermountain Power Agency Special Obligation First Crossover Series
    1,900 6.00%, due 7/01/23............................................ 1,901
    2,750 5.00%, due 7/01/16............................................ 2,516
    1,000 ^ Salt Lake City Hospital Revenue
          (IHC Hospitals)
          5.00%, due 6/01/15
          (Escrowed to Maturity).......................................... 961
 VIRGINIA - 0.2%
    1,110 ^ Richmond Metropolitan Expressway Authority Revenue
          5.60%, due 1/15/13
          (Escrowed to Maturity)........................................ 1,129
 WASHINGTON - 13.0%
    7,000 CDP King County III Lease Revenue Bonds, 1997 (King Street
          Center Project)
          5.25%, due 6/01/26 [MBIA]..................................... 6,603
          Douglas County Public Utility District #1 Wells Hydroelectric
          Revenue
    5,055 8.75%, due 9/01/18............................................ 6,479
    2,200 8.75%, due 9/01/18............................................ 2,922

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                           SAFECO MUNICIPAL BOND FUND
                        As of June 30, 1997 (Unaudited)

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 WASHINGTON (CONTINUED)
  $ 2,500 Everett School District #2 Snohomish County Unlimited Tax General
          Obligation
          6.20%, due 12/01/12 [MBIA].................................. $ 2,694
    2,200 King County Housing Authority Pooled Housing Refunding Revenue
          6.80%, due 3/01/26............................................ 2,300
    1,650 King County Limited Tax General Obligation (Various Purpose)
          4.75%, due 1/01/19............................................ 1,468
    2,255 King County Public Hospital District #1 Hospital Facilities Revenue
          (Valley Medical Center)
          5.50%, due 9/01/17 [AMBAC].................................... 2,183
    4,800 Lewis County Public Utility District #1 Cowlitz Falls Hydroelectric
          Project Revenue
          6.00%, due 10/01/24........................................... 4,803
    4,000 Port of Seattle Revenue
          6.00%, due 12/01/14........................................... 4,068
    2,944 Seattle Housing Authority Washington Low Income Housing Revenue Mt
          Zion Project
          6.60%, due 8/20/38............................................ 3,147
    3,000 Washington Health Care Facilities Authority Revenue (Fred Hutchinson
          Cancer Research Center)
          7.375%, due 1/01/18........................................... 3,273
    6,350 Washington Health Care Facilities Authority Revenue (Yakima Valley
          Memorial Hospital Association)
          7.25%, due 1/01/21............................................ 7,030
    8,500 Washington Public Power Supply System Nuclear Project #1 Revenue
          6.00%, due 7/01/17............................................ 8,509
    4,000 Washington Public Power Supply System Nuclear Project #2 Revenue
          6.30%, due 7/01/12............................................ 4,304

 PRINCIPAL
 AMOUNT (000'S)                                                  VALUE (000'S)
-------------------------------------------------------------------------------
 WASHINGTON (CONTINUED)
  $ 2,610 Washington Public Power Supply System Nuclear Project #3 Revenue
          5.50%, due 7/01/18 [AMBAC]................................  $  2,494
 WEST VIRGINIA - 0.5%
    2,155 West Virginia Water Development Authority Water Development Revenue
          Bonds Loan Program II Series 1995B
          5.25%, due 11/01/35..........................................  2,004
      155 West Virginia Housing Development Fund Single Family Mortgage
          Revenue
          6.125%, due 7/01/13............................................  155
 WISCONSIN - 0.2%
    1,000 Wisconsin Health and Education Facilities Authority Revenue
          6.00%, due 10/01/12 [MBIA]...................................  1,011
                                                                         -----
 TOTAL BONDS.......................................................... 473,481
                                                                       -------
 TOTAL INVESTMENTS - 99.0%............................................ 473,481
 Other Assets, less Liabilities......................................... 4,727
                                                                       -------
 NET ASSETS.......................................................... $478,208
                                                                      --------
                                                                      --------
*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:
 MBIA:  Municipal Bond Investors
        Assurance Corp. ................................................. 16.6%
 FGIC:  Financial Guaranty
        Insurance Corp.................................................... 8.1
 AMBAC: AMBAC Indemnity Corp.............................................. 5.7
 FSA:   Financial Security Assurance, Inc................................. 2.6
                                                                         -----
                                                                          33.0%
                                                                         -----
                                                                         -----

^ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Report from the Fund Manager*
                                 June 30, 1997

SAFECO CALIFORNIA TAX-FREE INCOME FUND

    The California Tax-Free Fund barely beat the Lipper Analytical Services average for California Funds for the first six months of 1997, returning 2.83% versus 2.82%. However, for the 12 months it had a very strong 9.20% total re-turn while the average California fund earned 8.07%. This extra 1.13% put the SAFECO Fund 11 of 101 funds for the year ended June 30, 1997.

    The Lehman Brothers Long Municipal Bond Index returned 9.73% for the year. In fact, it's very difficult for an unleveraged bond fund to outperform an index in a rising market. The index is a "portfolio on paper" with no cash, no call features and no transaction expenses.

    The California Fund stays fully invested and has an even longer average maturity and much more aggressive coupon structure than its peers. For example, on June 30 the average yield for long municipal bonds was 5.69% while the average coupon of our portfolio was 5.16%. Because our bonds yield less, they sell at a discount. This is an aggressive strategy because discount bonds tend to be more volatile than bonds that trade at face value. Fortunately

* See overview on page 2

PERFORMANCE OVERVIEW -- No Load Class

Average Annual Total Return
for the period ended June 30, 1997
 1 Year               9.20%
 5 Year               7.28%
10 Year               8.37%

                     Cal               Shearson
Jun 30, 87            10000             10000
Jul 31, 87            10076             10092
Aug 31, 87            10089             10137
Sep 30, 87             9541              9723
Oct 31, 87             9526              9723
Nov 30, 87             9917             10034
Dec 31, 87            10141             10164
Jan 31, 88            10640             10570
Feb 28, 88            10797             10694
Mar 31, 88            10480             10541
Apr 30, 88            10538             10625
May 31, 88            10446             10636
Jun 30, 88            10714             10843
Jul 31, 88            10743             10916
Aug 31, 88            10792             10959
Sep 30, 88            11045             11207
Oct 31, 88            11372             11462
Nov 30, 88            11201             11339
Dec 31, 88            11438             11536
Jan 31, 89            11712             11808
Feb 28, 89            11544             11642
Mar 31, 89            11538             11652
Apr 30, 89            11805             11994
May 31, 89            12046             12272
Jun 30, 89            12175             12458
Jul 31, 89            12315             12623
Aug 31, 89            12165             12431
Sep 30, 89            12161             12393
Oct 31, 89            12279             12557
Nov 30, 89            12498             12824
Dec 31, 89            12571             12919
Jan 31, 90            12432             12788
Feb 28, 90            12584             12932
Mar 31, 90            12561             12945
Apr 30, 90            12370             12787
May 31, 90            12749             13148
Jun 30, 90            12871             13277
Jul 31, 90            13116             13512
Aug 31, 90            12789             13190
Sep 30, 90            12771             13170
Oct 31, 90            13093             13448
Nov 30, 90            13399             13789
Dec 31, 90            13448             13850
Jan 31, 91            13652             14036
Feb 28, 91            13694             14134
Mar 31, 91            13663             14168
Apr 30, 91            13875             14388
May 31, 91            14011             14557
Jun 30, 91            13943             14530
Jul 31, 91            14157             14754
Aug 31, 91            14352             14966
Sep 30, 91            14613             15183
Oct 31, 91            14771             15342
Nov 30, 91            14688             15361
Dec 31, 91            15136             15727
Jan 31, 92            15084             15717
Feb 28, 92            15087             15742
Mar 31, 92            15089             15782
Apr 30, 92            15199             15932
May 31, 92            15429             16165
Jun 30, 92            15732             16478
Jul 31, 92            16263             17082
Aug 31, 92            15951             16853
Sep 30, 92            16066             16928
Oct 31, 92            15620             16645
Nov 30, 92            16133             17114
Dec 31, 92            16346             17336
Jan 31, 93            16516             17499
Feb 28, 93            17265             18313
Mar 31, 93            17032             18092
Apr 30, 93            17282             18340
May 31, 93            17353             18492
Jun 30, 93            17677             18839
Jul 31, 93            17654             18858
Aug 31, 93            18151             19341
Sep 30, 93            18371             19610
Oct 31, 93            18371             19647
Nov 30, 93            18086             19409
Dec 31, 93            18508             19910
Jan 31, 94            18785             20145
Feb 28, 94            18291             19478
Mar 31, 94            17368             18315
Apr 30, 94            17306             18456
May 31, 94            17467             18672
Jun 30, 94            17299             18448
Jul 31, 94            17700             18922
Aug 31, 94            17695             18962
Sep 30, 94            17246             18522
Oct 31, 94            16829             17954
Nov 30, 94            16518             17480
Dec 31, 94            16806             18100
Jan 31, 95            17578             18896
Feb 28, 95            18437             19666
Mar 31, 95            18586             19902
Apr 30, 95            18503             19893
May 31, 95            19547             20740
Jun 30, 95            18949             20357
Jul 31, 95            19034             20462
Aug 31, 95            19333             20750
Sep 30, 95            19483             20913
Oct 31, 95            20001             21419
Nov 30, 95            20735             21972
Dec 31, 95            21199             22314
Jan 31, 96            21123             22410
Feb 28, 96            20854             22137
Mar 31, 96            20235             21732
Apr 30, 96            20054             21645
May 31, 96            20073             21655
Jun 30, 96            20466             21989
Jul 31, 96            20701             22207
Aug 31, 96            20649             22178
Sep 30, 96            21144             22670
Oct 31, 96            21409             22947
Nov 30, 96            21972             23440
Dec 31, 96            21736             23299
Jan 31, 97            21506             23253
Feb 28, 97            21741             23504
Mar 31, 97            21276             23097
Apr 30, 97            21602             23370
May 31, 97            22018             23823
Jun 30, 97            22350             24128

     The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          REPORT FROM THE FUND MANAGER

for us, volatility is two-directional--swings go up as well as down.

    I executed three swaps to increase the yield of the Fund. Selling East Bay Regional Park District and buying San Bernardino County I was able to pick up yield and gain call protection. In the other two swaps--out of Eldorado County Public Agency Finance Authority and California Department of Water Resources and into University of California Multi Purpose and Los Angeles Convention--I gained yield by giving up three years of call protection. However, the bonds we bought were deeply discounted, which goes a long way toward making up for the nearer calldate.

/s/ Stephen C. Bauer

Stephen C. Bauer
Portfolio Manager
--------------------------------------------------------------------------------

Steve Bauer joined SAFECO in 1971 as a fixed- income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

                                   HIGHLIGHTS

CURRENT YIELD (30-DAY)....................    5.08%

WEIGHTED AVERAGE MATURITY.................   24.5 YEARS

TOP FIVE
TYPES OF BONDS                                             PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Lease Rental................................................................ 15%
Local General Obligation - Limited Tax...................................... 14
Electric Utilities - Combination............................................ 11
Toll Road................................................................... 11
Hospital.................................................................... 11

S&P Credit Ratings Distributions
As a Percentage of Net Assets

                   AAA                      49%
                   AA                        6%
                   A                        21%
                   BBB                      11%
                   Not Rated                11%
                   Cash & Other              2%


TOP FIVE HOLDINGS                                          PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency..........................  6.0%
Los Angeles County Sanitation District Financing Authority................. 5.7
San Gabriel Valley School Finance Authority Revenue Unified
School District............................................................ 5.2
Pittsburg Redevelopment Agency............................................. 5.2
Foothill/Eastern Transportation
 Corridor Agency........................................................... 4.9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                     SAFECO California Tax-Free Income Fund
                        As of June 30, 1997 (Unaudited)

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 BONDS - 98.2%
   $2,250 California Department of Water Resources Central Valley Project
          Water System Revenue
          4.75%, due 07/01/19 [FGIC]*.................................. $1,961
    3,715 California Statewide Communities Development Authority Certificates
          of Participation (Childrens Hospital of Los Angeles)
          4.75%, due 6/01/21 [MBIA]..................................... 3,218
    2,750 California Statewide Communities Development Authority Certificates
          of Participation
          (The Trustees Of The J. Paul
          Getty Trust)
          5.00%, due 10/01/23........................................... 2,507
       20 Concord Redevelopment Agency Tax Allocation Central Concord
          Redevelopment Project
          8.00%, due 7/01/18 [BIG]......................................... 21
    3,750 Culver City Redevelopment Financing Authority Tax Allocation Revenue
          4.60%, due 11/01/20 [AMBAC]................................... 3,225
    4,195 Foothill/Eastern Transportation Corridor Agency Toll Road Revenue
          5.00%, due 1/01/35............................................ 3,605
      670 Inglewood Insured Hospital Revenue (Daniel Freeman Hospital)
          6.75%, due 5/01/13.............................................. 715
          Los Angeles Convention and Exhibition Center Authority Certificates
          of Participation
    1,200 ^ 9.00%, DUE 12/01/20
          (Prerefunded 12/01/05 @ 100).................................. 1,571

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
   $3,300 5.125%, due 8/15/21 [MBIA]................................... $3,061
    4,500 Los Angeles County Sanitation District Financing Authority Revenue
          (Capital Projects)
          5.25%, due 10/01/19........................................... 4,241
    3,800 Los Angeles Department of Water and Power Waterworks Revenue
          4.75%, due 11/15/19........................................... 3,351
    2,000 Los Angeles Wastewater System Revenue
          4.70%, due 11/01/17 [FGIC].................................... 1,765
    2,500 Northern California Power Agency Geothermal Project Revenue
          5.00%, due 7/01/09............................................ 2,410
    2,350 Palomar Pomerado Health System California Insured Revenue Service
          4.75%, due 11/01/23 [MBIA].................................... 2,022
    4,435 Pittsburg Redevelopment Agency Los Medanos Community Development
          Project Tax Allocation
          4.625%, due 8/01/21........................................... 3,820
          Pleasanton Joint Powers Financing Authority Reassessment Revenue
    1,650 6.20%, due 9/02/17............................................ 1,676
    1,870 6.15%, due 9/02/12............................................ 1,939
    3,900 Redding Joint Powers Financing Authority Solid Waste and Corporation
          Yard Revenue
          5.00%, due 1/01/23............................................ 3,450
    2,000 Riverside County Certificates of Participation (Capital Projects)
          6.125%, due 11/01/21.......................................... 2,035
    3,000 Sacramento Municipal Utility District Electric Revenue
          4.75%, due 9/01/21 [MBIA]..................................... 2,632

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                        As of June 30, 1997 (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
   $2,500 San Bernardino County Certificates of Participation
          5.50%, due 8/01/24........................................... $ 2,365
    1,750 San Diego Public Facilities Financing Authority Sewer Revenue
          5.25%, due 5/15/20............................................  1,642
    4,000 San Gabriel Valley School Finance Authority Revenue Pamona Unified
          School District
          5.50%, due 2/01/24............................................  3,838
    5,000 San Joaquin Hills Transportation Corridor Agency Senior Lien Toll
          Road Revenue
          5.00%, due 1/01/33............................................  4,354
    4,000 San Jose Redevelopment Agency
          4.75%, due 8/01/22............................................  3,434
          Southern California Public Power Authority Power Project Revenue
          (Multiple Projects)
    2,665 . 5.50%, DUE 7/01/20
          (PREREFUNDED 7/01/00 @ 100)...................................  2,766
    1,335 5.50%, due 7/01/20............................................  1,289
    1,000 Southern California Public Power Authority Power Project Revenue
          (Transportation Project)
          4.75%, due 7/01/23..............................................  873
      940 Stanislaus Waste-to-Energy Financing Agency Solid Waste Facility
          Revenue
          7.625%, due 1/01/10...........................................  1,007
    1,940 University of California
          5.00%, due 9/01/23 [AMBAC]....................................  1,761
                                                                        -------
 TOTAL BONDS............................................................ 72,554
                                                                        =======


 SHARES OR
 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
--------------------------------------------------------------------------------
 TEMPORARY INVESTMENTS - 0.3%
 INVESTMENT COMPANIES:
   $185 SEI Tax Exempt Trust Institutional Tax Free Portfolio......... $    185
                                                                         ------
 TOTAL TEMPORARY INVESTMENTS............................................... 185
                                                                         ------
 TOTAL INVESTMENTS - 98.5%.............................................. 72,739
 Other Assets, less Liabilities.......................................... 1,136
                                                                         ------
 NET ASSETS............................................................ $73,875
                                                                        =======

* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolios they guarantee at the period end are as follows:

 MBIA:  Municipal Bond Investors
        Assurance Corp. ........................................ 19.9%

AMBAC:  AMBAC Indemnity Corp. ..................................  4.4

FGIC:   Financial Guaranty Insured Corp. .......................  2.4

BIG:    Bond Investors Guaranty Insurance Co. ..................  0.0
                                                                 ----
                                                                 26.7%
                                                                 ====

 . PREREFUNDED BOND ARE COLLATERALIZED BY SECURITIES (GENERALLY U.S. TREASURY
  SECURITIES) HELD IN AN IRREVOCABLE TRUST IN AN AMOUNT SUFFICIENT TO PAY INTEREST AND PRINCIPAL.

                         Report from the Fund Manager*
                                 June 30, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SAFECO INSURED MUNICIPAL BOND FUND

    The Insured Fund had dramatically better performance than its peer funds for both the six month and 12-month time periods. The six-month return for the SAFECO Insured Muni Bond Fund was 2.96%, which ranked the Fund 3 out of 50 funds (whose average was 2.42%). For the year, your Fund returned 8.74% and was ranked number 2 out of 48 funds (whose average was 7.19%, as reported by Lipper Analytical Services). The Insured Fund benefited from the same strategies as the Muni and Cal Funds: being fully invested and favoring discounted bonds.

    The Lehman Brothers Long Insured Index which returned 9.38% for the 12 months ended. In a rising market, it's very difficult for an unleveraged bond fund to outperform an index because the index is a "portfolio on paper" with no call features, no cash and no transaction expenses.

    Increasing yield in the Insured Fund is more difficult because I obviously cannot reduce credit quality to do it. Nevertheless, I picked up 100 basis points by selling pre-refunded bonds (bonds designated to be prepaid

* See overview on page 2

                       [PERFORMANCE OVERVIEW APPEARS HERE]

Average Annual Total Return
for the period ended June 30, 1997
1 Year               8.74%
Since inception*     5.71%

                    INS Muni           Shearson
                    --------           --------
 3/31/93             10000              10000
 4/30/93             10039              10146
 5/31/93             10080              10239
 6/30/93             10311              10430
 7/31/93             10217              10438
 8/31/93             10556              10710
 9/30/93             10716              10849
10/31/93             10720              10861
11/30/93             10482              10719
12/31/93             10764              10992
 1/31/94             10908              11117
 2/28/94             10453              10726
 3/31/94              9780              10061
 4/30/94              9828              10152
 5/31/94              9946              10275
 6/30/94              9781              10152
 7/31/94             10133              10430
 8/31/94             10086              10433
 9/30/94              9769              10183
10/31/94              9482               9872
11/30/94              9267               9647
12/31/94              9642               9963
 1/31/95             10042              10430
 2/28/95             10584              10551
 3/31/95             10619              10977
 4/30/95             10543              10973
 5/31/95             11163              11440
 6/30/95             10845              11220
 7/31/95             10878              11268
 8/31/95             11039              11424
 9/30/95             11115              11507
10/31/95             11420              11800
11/30/95             11800              12109
12/31/95             11992              12302
 1/31/96             11984              12366
 2/28/96             11850              12194
 3/31/96             11569              11950
 4/30/96             11470              11891
 5/31/96             11481              11894
 6/30/96             11645              12076
 7/31/96             11795              12198
 8/31/96             11750              12182
 9/30/96             12046              12462
10/31/96             12138              12602
11/30/96             12456              12835
12/31/96             12299              12795
 1/31/97             12152              12750
 2/28/97             12280              12884
 3/31/97             12051              12825
 4/30/97             12262              12775
 5/31/97             12484              13031
 6/30/97             12683              13186

     *The Fund's inception was March 18, 1983. Graph and average annual return comparison begins March 31, 1983.

      The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          REPORT FROM THE FUND MANAGER

at their earliest calldate) and reinvesting in a long-term issue. I also added yield when I bought Cook County II at the very attractive rate of 6.08%. Final-ly, I sold Dade County Water & Sewer and bought CDP-King County to pick up a modest yield gain and two years of call protection.

/s/ Stephen C. Bauer

Stephen C. Bauer
Portfolio Manager
--------------------------------------------------------------------------------

Steve Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management. Bauer holds a B.S. in microbiology and an M.B.A. from the University of Washington.

                                   HIGHLIGHTS

CURRENT
  YIELD
  (30-
  DAY)..... 4.80%
WEIGHTED
  AVERAGE
  MATURITY..25.2 YEARS

TOP FIVE HOLDINGS                                          PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Cook County General Obligation...........................................  5.0%
CDP King County III Lease Revenue 97.....................................  4.8
Los Angeles Convention and Exhibition Center.............................  4.5
Massachusetts Housing Finance Agency (Rental Housing and Mortgage
 Revenue)................................................................  4.5
Huron Valley School District General Obligation..........................  4.4

S&P Credit Ratings Distributions
As a Percentage of Net Assets

                AAA                100
                Cash & Other         0

TOP FIVE STATES                                            PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
California.................................................................  23%
Washington.................................................................. 18
Illinois.................................................................... 10
Pennsylvania................................................................. 9
Michigan..................................................................... 7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO Insured Municipal Bond Fund
                        As of June 30, 1997 (Unaudited)

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 BONDS - 99.6%
 ALABAMA - 4.3%
   $600 Board of Trustee Alabama Agriculture & Mechanical
        University Revenue
        5.50%, due 11/01/20 [MBIA]*...................................... $590
 ALASKA - 2.2%
    300 Alaska Housing Finance Corp.
        Insured Mortgage Program
        5.90%, due 12/01/33 [FSA]......................................... 300
 CALIFORNIA - 23.1%
    385 Fresno Sewer System Revenue 4.50%, due 9/01/23 [AMBAC]............ 323
    665 Los Angeles Convention and Exhibition Center
        Authority Certificates of Participation
        5.125%, due 8/15/21 [MBIA]........................................ 617
    600 Los Angeles County Sanitation District Financing Authority Revenue
        (Capital Projects)
        5.25%, due 10/01/19 [MBIA]........................................ 567
    500 Los Angeles Department of Water and Power Electricity
        Refunding Revenue
        4.25%, due 11/15/14 [MBIA]........................................ 421
    650 Los Angeles Wastewater
        System Revenue
        4.70%, due 11/01/19 [FGIC]........................................ 569
    350 Sacramento Municipal Utility District Electric Revenue
        4.75%, due 9/01/21 [MBIA]......................................... 307

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 CALIFORNIA (CONTINUED)
   $250 San Diego Public Facilities Financing Authority
        Sewer Revenue
        5.00%, due 5/15/23 [AMBAC]....................................... $227
    145 University of California Revenue
        (Multiple Purpose Projects)
        4.75%, due 9/01/15 [AMBAC]........................................ 130
 ILLINOIS - 10.4%
        Chicago General Obligation
    100 5.875%, due 1/01/22 [AMBAC]....................................... 101
    500 5.125%, due 1/01/25 [FGIC]........................................ 465
    750 Cook County General Obligation
        5.00%, due 11/15/23 [MBIA]........................................ 680
    200 Illinois Health Facilities
        Authority Revenue (The
        Children's Memorial Hospital)
        5.00%, due 8/15/22 [MBIA]......................................... 180
 INDIANA - 5.0%
    100 Indiana Municipal Power Agency
        Power Supply System Revenue
        6.125%, due 1/01/13 [MBIA]........................................ 109
    250 Indiana State Office Building Commission Capitol Complex Revenue
        5.25%, due 7/01/15 [AMBAC]........................................ 239
    350 Indianapolis Gas Utility Revenue
        5.375%, due 6/01/21 [FGIC]........................................ 331
 IOWA - 1.8%
    250 Marshalltown Pollution Control Revenue (Iowa Electric Light and Power
        Co. Project)
        5.50%, due 11/01/23 [MBIA]........................................ 242

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                       SAFECO INSURED MUNICIPAL BOND FUND
                        As of June 30, 1997 (Unaudited)

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 MASSACHUSETTS - 4.5%
   $600 Massachusetts Housing Finance Agency (Rental Housing and Mortgage
        Revenue)
        6.20%, due 7/01/38 [AMBAC]....................................... $612
 MICHIGAN - 6.7%
    350 Detroit Water Supply System Revenue
        5.00%, due 7/01/23 [FGIC]......................................... 318
    600 Huron Valley School District
        General Obligation
        5.75%, due 5/01/22 [FGIC]......................................... 604
 MINNESOTA - 2.3%
    350 Minneapolis and St. Paul Housing and Redevelopment Authority
        Health Care System Revenue (HealthSpan)
        4.75%, due 11/15/18 [AMBAC]....................................... 310
 NORTH CAROLINA - 0.9%
    125 North Carolina Eastern Municipal Power Agency Power System Revenue
        5.50%, due 1/01/17 [FGIC]......................................... 123
 PENNSYLVANIA - 9.5%
    350 Montgomery County Higher Education and Health Authority Hospital
        Revenue (Abington Memorial Hospital)
        5.125%, due 6/01/24 [AMBAC]....................................... 323
    650 Pittsburgh Water and Sewer Authority Revenue
        4.75%, due 9/01/16 [FGIC]......................................... 583
    445 University Area Joint Authority Sewer Revenue
        4.75%, due 11/01/20 [MBIA]........................................ 391

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 RHODE ISLAND - 3.4%
   $500 Rhode Island Health and Education Building Corporation Higher
        Education Facility Revenue
        5.25%, due 9/15/23 [MBIA]........................................ $467
 TEXAS - 6.1%
    200 Colorado River Municipal Water District Water System Revenue
        5.15%, due 1/01/21 [AMBAC]........................................ 186
    250 Harris County Toll Road Unlimited Tax Revenue
        5.50%, due 8/15/21 [FGIC]......................................... 243
        Lower Colorado River Authority Junior Lien Revenue
    300 5.625%, due 1/01/17 [FSA]......................................... 298
     10 ^ 5.625%, DUE 1/01/17 [FSA]
        (Prerefunded 1/01/15 @ 100)........................................ 10
     95 Sabine River Authority Pollution Control Revenue (Texas Utilities
        Electric Co. Project)
        6.55%, due 10/01/22 [FGIC]........................................ 103
 VIRGINIA - 1.7%
    250 Virginia Housing Development Authority Commonwealth
        Mortgage
        5.25%, due 7/01/27 [AMBAC]........................................ 237
 WASHINGTON - 17.7%
    700 CDP King County III Lease
        Revenue 97
        5.25%, due 6/01/26 [MBIA]......................................... 660
    100 King County Public Hospital District #1 Hospital Facilities Revenue
        (Valley Medical Center)
        5.50%, due 9/01/17 [AMBAC]......................................... 97
    500 Municipality of Metropolitan Seattle Sewer Revenue
        6.30%, due 1/01/33 [MBIA]......................................... 531

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO OF INVESTMENTS (Continued)
                       SAFECO INSURED MUNICIPAL BOND FUND
                        As of June 30, 1997 (Unaudited)

 PRINCIPAL
 AMOUNT (000'S)                                                  VALUE (000'S)
-------------------------------------------------------------------------------
 WASHINGTON (CONTINUED)
   $250 Richland Water and Sewer Improvement Revenue
        5.625%, due 4/01/12 [MBIA]...................................... $254
    530 Snohomish County Public Utility District #1 Electric Revenue
        5.50%, due 1/01/20 [FGIC]........................................ 509
    100 Washington Health Care Facilities Authority Revenue (Swedish Hospital
        Medical Center)
        6.30%, due 11/15/22 [AMBAC]...................................... 107
    250 Yakima-Tieton Irrigation District Revenue
        6.20%, due 6/01/19 [FSA]......................................... 265
                                                                        ------
 TOTAL BONDS........................................................... 13,629
                                                                        ------
 TOTAL INVESTMENTS - 99.6%............................................. 13,629
 Other Assets, less Liabilities............................................ 57
                                                                        ------
 NET ASSETS........................................................... $13,686
                                                                       =======

*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

 MBIA:  Municipal Bond Investors
        Assurance Corp. .......................................   44.2%

FGIC:   Financial Guaranty Insurance Corp. ....................   28.2

AMBAC:  AMBAC Indemnity Corp. .................................   21.2

FSA:    Financial Security Assurance, Inc. ....................    6.4
                                                                 -----
                                                                 100.0%
                                                                 =====

------------------

 . PREREFUNDED BONDS ARE COLLATERALIZED BY SECURITIES (GENERALLY U.S. TREASURY
  SECURITIES) HELD IN AN IRREVOCABLE TRUST IN AN AMOUNT SUFFICIENT TO PAY INTEREST AND PRINCIPAL.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         Report from the Fund Manager
                                 June 30, 1997

                            [PICTURE APPEARS HERE]
                               Beverly R. Denny

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

   In the six-month period and the year ended June 30, 1997, the SAFECO Washington State Municipal Bond Fund returned 2.68% for the period and 7.51% for the year. Single state bond funds, excluding California and New York, averaged 7.28% for the year, according to Lipper Analytical Services, while the Merrill Lynch Long Municipal Bond Index reported 3.56% for the period and 9.73% for the year.

   While the Fund underperformed during the first quarter when rates climbed, it outperformed competitors (other Washington State municipal bond funds) during the second quarter as interest rates fell. This is due to the Funds longer duration, which gives the Fund greater sensitivity to interest rates.

   During the first quarter, I purchased two issues:

   Washington State general obligation (GO) bonds with 5.25% coupon maturing in 2019 and King County Public Hospital District for Valley Medical Center with a 5.25% coupon and 2015 maturity date. Both of these purchases were rather unusual. I generally don't buy GO bonds or shorter maturity bonds (under 20 years) because of their "rich" trading

                      [PERFORMANCE OVERVIEW APPEARS HERE]

Average Annual Total Return
for the period ended June 30, 1997
1 Year               7.57%
Since Inception*     5.39%

                     Date                Equity              S&P
----------------------------------------------------------------------
                    03/31/93            10000                10000
                    04/30/93            10065                10137
                    05/31/93            10107                10221
                    06/30/93            10351                10413
                    07/31/93            10319                10423
                    08/31/93            10600                10690
                    09/30/93            10723                10839
                    10/31/93            10742                10859
                    11/30/93            10573                10728
                    12/31/93            10788                11005
                    01/31/94            10956                11135
                    02/28/94            10581                10766
                    03/31/94             9988                10123
                    04/30/94            10035                10201
                    05/31/94            10177                10321
                    06/30/94            10003                10197
                    07/31/94            10255                10459
                    08/31/94            10219                10481
                    09/30/94             9971                10238
                    10/31/94             9705                 9923
                    11/30/94             9478                 9661
                    12/31/94             9855                10004
                    01/31/95            10258                10444
                    02/28/95            10645                10870
                    03/31/95            10701                11000
                    04/30/95            10669                10995
                    05/31/95            11100                11463
                    06/30/95            10899                11252
                    07/31/95            10965                11310
                    08/31/95            11107                11469
                    09/30/95            11185                11559
                    10/31/95            11428                11839
                    11/30/95            11692                12144
                    12/31/95            11816                12333
                    01/31/96            11864                12386
                    02/28/96            11754                12235
                    03/31/96            11528                12011
                    04/30/96            11465                11963
                    05/31/96            11488                11969
                    06/30/96            11621                12154
                    07/31/96            11739                12274
                    08/31/96            11705                12258
                    09/30/96            11934                12530
                    10/31/96            12038                12683
                    11/30/96            12244                12956
                    12/31/96            12174                12878
                    01/31/97            12105                12852
                    02/28/97            12223                12991
                    03/31/97            12014                12766
                    04/30/97            12168                12917
                    05/31/97            12367                13168
                    06/30/97            12501                13336

     * The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

     The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevent market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    REPORT FROM THE FUND MANAGER (Continued)

prices relative to revenue bonds and longer-term bonds. But both of these bonds appeared to be exceptionally good values.

    I also completed one swap to gain greater call protection for the fund. I bought Seattle Drain & Wastewater 5.25% of 2025, and sold the same name with a 5.75% coupon of 2022.

    During the second quarter, I bought higher coupon issues such as Renton General Obligation Bonds 5.75% of 2017 and Seattle Housing Authority Low Income Housing 6.6% of 2038, yielding 5.85% and 6.2% respectively. Both are insured and rated AAA.

    Although attractively-priced discount bonds continue to be scarce, I remain a value investor, buying competitively-priced, long-term bonds with a bias to-wards discount bonds.

/s/ Beverly R. Denny

Beverly R. Denny

SAFECO Washington State Municipal Bond Fund Manager
--------------------------------------------------------------------------------
Beverly Denny came to SAFECO from T. Rowe Price in 1991. She holds an MBA from the University of Virginia and a B.S. in finance/ economics from Babson
College.
                                   HIGHLIGHTS

CURRENT
  YIELD
  (30-
  DAY)..... 4.78%
WEIGHTED
  AVERAGE
  MATURITY..22.4 YEARS

TOP FIVE
TYPES OF BONDS                                             PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Hospital.................................................................... 14%
Local General Obligation - Limited Tax......................................  13
Housing - Uninsured.........................................................  11
Utilities - Water...........................................................   9
Local General Obligation - Unlimited Tax....................................   8


                   S&P Credit Ratings Distributions
                   As a Percentage of Net Assets
                   --------------------------------
                                      (in %)
                   AAA                 54
                   AA                  14
                   A                   20
                   Not Rated            9
                   Cash & Other         3

TOP FIVE HOLDINGS                                          PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
City of Renton Limited Tax General Obligation Series B.................... 4.7%
Snohomish County Public Utility
 District #1............................................................... 4.4
Snohomish County Unlimited Tax Obligation Everett School District #2....... 4.3
Grant County Public Utility District #2.................................... 4.2
King County Housing Authority.............................................. 4.1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO Washington State Municipal Bond Fund
                        As of June 30, 1997 (Unaudited)

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 BONDS - 97.2%
   $350 City of Renton, Washington Limited Tax General Obligation Bonds, 1997B
        5.75%, due 12/01/17 [MBIA]....................................... $355
    100 City of Tacoma, Washington Sold Waste Utilities Revenue Refunding
        Bonds, 1997B
        5.50%, due 12/01/19 [AMBAC]........................................ 97
    315 Grant County Public Utility
        District #2 Wanapum Hydroelectric Revenue
        6.375%, due 1/01/23............................................... 320
    100 Kent Limited Tax General Obligation
        5.75%, due 12/01/26 [MBIA]*....................................... 100
    300 King County Housing Authority Pooled Housing Refunding Revenue
        6.80%, due 3/01/26................................................ 314
    250 King County Limited Tax General Obligation (Various Purposes)
        4.75%, due 1/01/19................................................ 222
    200 King County Public Hospital
        District #1 Hospital Facilities Revenue (Valley Medical Center)
        5.50%, due 9/01/17 [AMBAC]........................................ 194
    200 King County Public Hospital
        District #1 Hospital Facilities Revenue (Valley Medical Center)
        5.25%, due 9/01/15 [AMBAC]........................................ 193
    100 King County School District #415 (Kent) Unlimited Tax General
        Obligation
        6.45%, due 12/01/12............................................... 107
    200 Kitsap County School District #401 (Central Kitsap) Unlimited Tax
        General Obligation
        5.50%, due 12/01/11............................................... 202
    100 Kitsap County, Sewer Revenue
        5.75%, due 7/01/16 [MBIA]......................................... 102

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
   $250 Klickitat County Public Utility
        District #1 Electric Revenue
        5.75%, due 10/01/27 [FGIC]....................................... $250
    100 Lewis County Public Utility
        District #1 Cowlitz Falls Hydroelectric Project Revenue
        6.00%, due 10/01/24............................................... 100
    100 Port of Seattle Revenue
        6.00%, due 12/01/14............................................... 102
    300 Renton Water and Sewer Improvement Revenue
        5.375%, due 4/01/13 [MBIA]........................................ 292
    175 Seattle Drainage and Wastewater Utility Improvement Revenue
        5.25%, due 12/01/25 [MBIA]........................................ 165
    250 Seattle Housing Authority Low Income Housing Revenue
        (Mt Zion Project)
        6.60%, due 8/20/38................................................ 267
    200 Seattle Metro Municipality Limited General Obligation
        5.65%, due 1/01/20................................................ 197
    200 Seattle Metro Sewer Revenue
        6.30%, due 1/01/33 [MBIA]......................................... 212
    200 Seattle Water System Revenue
        5.25%, due 12/01/23............................................... 188
    350 Snohomish County Public Utility District #1 Generation System Revenue
        5.50%, due 1/01/20 [FGIC]......................................... 336
    300 Snohomish County Unlimited Tax General Obligation Everett School
        District #2
        6.20%, due 12/01/12 [MBIA]........................................ 323
    250 Spokane Regional Solid Waste Management System Revenue
        6.25%, due 12/01/11 [AMBAC]....................................... 268

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO OF INVESTMENTS (Continued)
                  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                        As of June 30, 1997 (Unaudited)

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
   $200 State of Washington Various Purpose General Obligation Bonds, Series
        1997C
        5.25%, due 1/01/19............................................... $193
    250 Tacoma Water System Revenue
        5.50%, due 12/01/13............................................... 250
    200 Tukwila Limited Tax General Obligation
        5.90%, due 1/01/14................................................ 206
    100 Washington Certificates of Participation (State Office Building
        Project)
        6.00%, due 4/01/12................................................ 101
    200 Washington Health Care Facilities Authority Revenue (Franciscan Health
        System/St. Joseph Hospital and Health Care Center, Tacoma)
        5.625%, due 1/01/13 [MBIA]........................................ 201
    150 Washington Health Care Facilities Authority Revenue (Grays Harbor
        Medical Center)
        5.90%, due 7/01/23................................................ 151
    200 Washington Health Care Facilities Authority Revenue (Northwest
        Hospital, Seattle)
        5.75%, due 11/15/23 [AMBAC]....................................... 198
    100 Washington Health Care Facilities Authority Revenue (Swedish Hospital
        Medical Center)
        6.30%, due 11/15/22 [AMBAC]....................................... 107
    250 Washington Higher Education Facilities Authority Revenue and Refunding
        Revenue (Pacific Lutheran University Project)
        5.70%, due 11/01/26............................................... 244
    120 Washington Public Power Supply System Nuclear Project #3 Revenue
        5.50%, due 7/01/18 [AMBAC]........................................ 115

 PRINCIPAL
 AMOUNT (000'S)                                                  VALUE (000'S)
-------------------------------------------------------------------------------
   $250 Washington State Housing Finance Commission Revenue (Horizon House
        Project)
        6.125%, due 7/01/27 [MBIA]....................................... $256
    250 Whatcom County Limited Tax General Obligation
        5.75%, due 12/01/12............................................... 255
    200 Yakima-Tieton Irrigation District Revenue
        6.20%, due 6/01/19 [FSA].......................................... 212
                                                                         -----
 TOTAL BONDS............................................................ 7,395
                                                                         -----
 TEMPORARY INVESTMENTS - 1.7%
    130 Federated Tax-Exempt Money Market Fund, Inc. ..................... 130
                                                                         -----
 TOTAL TEMPORARY INVESTMENTS.............................................. 130
                                                                         -----
 TOTAL INVESTMENTS - 98.9%.............................................. 7,525
 Other Assets, less Liabilities............................................ 84
                                                                         -----
 NET ASSETS............................................................ $7,609
                                                                        ------
                                                                        ------
*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolios they guarantee at period end are as follows:

 MBIA:  Municipal Bond Investors
        Assurance Corp. ................................................. 27.1%
 AMBAC: AMBAC Indemnity Corp. ........................................... 15.8
 FGIC:  Financial Guaranty
        Insurance Corp. .................................................. 7.9
 FSA:   Financial Security
        Assurance, Inc. .................................................. 2.9
                                                                         ------
                                                                          53.7%
                                                                         ------
                                                                         ------

                      SEE NOTES TO FINANCIAL STATEMENTS

                         Report from the Fund Manager
                                 June 30, 1997
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                            [PICTURE APPEARS HERE]
                              Mary V. Metastasio

SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND

    The SAFECO Intermediate-Term Municipal Bond Fund returned 7.20% for the year ending June 30, 1997. This compares to an average of 6.55% for all Intermediate Municipal Debt Funds, as tracked by Lipper Analytical Services. The Fund's return also exceeds the Lehman Brothers 7-year Mu-nicipal Bond Index, which showed a return of 7.03% for the twelve-month period.

    In the six months since our last letter, interest rates have more or less continued their decline, with the exception of a hiccup from late February through late April. The value of bonds has correspondingly risen, and the SAFECO Intermediate-Term Municipal Bond Fund has benefited from this. The Fund performs well in this type of environment as it has a slightly longer average maturity than many of its peers (7.5 years on June 30).

    During the quarter we continued our strategy of selling shorter, lower-yielding bonds and replacing them with longer, higher-yielding ones. We sold three smaller positions maturing in 2003 and 2004, and added $400,000 par value of Clark County, Washington PUD maturing in 2007. We

                      [PERFORMANCE OVERVIEW APPEARS HERE]

Average Annual Total Return
for the period ended June 30, 1997
1 Year              7.20%
Since Inception*    5.18%

                    IT Muni             Shearson
------------------------------------------------
 3/31/93            10000               10000
 4/30/93            10044               10062
 5/31/93            10062               10092
 6/30/93            10222               10277
 7/31/93            10204               10278
 8/31/93            10414               10461
 9/30/93            10575               10575
10/31/93            10627               10602
11/30/93            10535               10508
12/31/93            10719               10701
 1/31/94            10846               10816
 2/28/94            10576               10581
 3/31/94            10240               10299
 4/30/94            10285               10375
 5/31/94            10363               10427
 6/30/94            10327               10408
 7/31/94            10454               10555
 8/31/94            10527               10610
 9/30/94            10339               10509
10/31/94            10152               10403
11/30/94             9932               10251
12/31/94            10117               10407
 1/31/95            10347               10601
 2/28/95            10625               10840
 3/31/95            10749               10953
 4/30/95            10797               10982
 5/31/95            11106               11274
 6/30/95            11060               11265
 7/31/95            11186               11408
 8/31/95            11301               11543
 9/30/95            11341               11587
10/31/95            11470               11688
11/30/95            11587               11816
12/31/95            11656               11879
 1/31/96            11776               11994
 2/28/96            11762               11953
 3/31/96            11570               11837
 4/30/96            11548               11816
 5/31/96            11513               11798
 6/30/96            11563               11889
 7/31/96            11709               11988
 8/31/96            11728               11994
 9/30/96            11817               12102
10/31/96            11951               12233
11/30/96            12140               12437
12/31/96            12093               12399
 1/31/97            12114               12444
 2/28/97            12216               12547
 3/31/97            12065               12386
 4/30/97            12098               12450
 5/31/97            12268               12607
 6/30/97            12396               12728

     * The Fund's inception was March 18, 1993. Graph and average annual return comparison begins March 31, 1993.

     The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevent market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    REPORT FROM THE FUND MANAGER (Continued)

picked up quality as well as yield, as the issue was insured.

    Interest rates have not only fallen in recent months, the relationship between different points on the yield curve has changed as well. The curve has flattened, and the spread between a generic seven-year Aa general obligation bond and its 30-year cousin has narrowed from 94 basis points at the end of 1996 to 81 basis points on June 30. In other words, the reward for extending an additional 23 years on the yield curve is about 4/5 of a percent.

    Although we certainly cannot predict the future, it seems that there is some value to be found in the intermediate portion of the tax-exempt market. I will continue to manage the Fund with an eye to maximizing that value.

/s/ Mary V. Metastasio

Mary V. Metastasio

SAFECO Intermediate-Term Municipal Bond Fund Manager
--------------------------------------------------------------------------------

Mary Metastasio joined SAFECO's investment department in 1985 as a securities analyst and began managing the SAFECO Intermediate-Term Municipal Bond Fund in 1996. She holds a B.A. in Dramatic Art from Whitman College and an M.B.A. from the University of Washington.

                                   HIGHLIGHTS

CURRENT YIELD (30-DAY)..... 4.27%
WEIGHTED AVERAGE MATURITY.. 7.5 YEARS

TOP FIVE HOLDINGS                                          PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
North Carolina Municipal Power Agency #1 Catawba Electric Revenue.......... 5.5%
New York State Housing Finance Agency Health Facilities Revenue............ 5.5
Mississippi Hospital Equipment & Facilities Authority...................... 4.5
Trinity River Authority (TX)............................................... 4.5
Oklahoma Industries Authority Health Facilities............................ 4.4

S&P CREDIT RATINGS DISTRIBUTIONS
AS A PERCENTAGE OF NET ASSETS

                AAA                55%
                AA                 11
                A                  18
                BBB                 9
                B                   3
                NOT RATED           3
                CASH & OTHER        1

TOP FIVE STATES                                            PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Washington................................................................. 15%
Illinois................................................................... 12
Texas...................................................................... 11
New York................................................................... 10
California.................................................................  9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                            SAFECO Intermediate-Term
                              Municipal Bond Fund
                        As of June 30, 1997 (Unaudited)

 PRINCIPAL
 AMOUNT (000'S)                                                    VALUE (000'S)
--------------------------------------------------------------------------------
 BONDS - 98.8%
 ALASKA - 2.0%
   $250 Anchorage Hospital Revenue
        (Sisters of Providence)
        6.75%, due 10/01/01............................................... $269
 CALIFORNIA - 8.7%
    235 Pleasanton Joint Powers
        Financing Authority
        Reassessment Revenue
        5.80%, due 9/02/02................................................. 243
    425 Sacramento Municipal
        Utility District Electric Revenue
        5.50%, due 2/01/11................................................. 431
    500 Santa Margarita Dana Point
        Authority Revenue
        5.375%, due 8/01/04................................................ 525
 CONNECTICUT - 4.0%
    100 Connecticut Housing Finance Authority Housing Mortgage
        Finance Program
        5.40%, due 5/15/03................................................. 102
    400 East Haven Connecticut
        General Obligation
        6.50%, due 9/01/05 [FGIC].......................................... 445
 DISTRICT OF COLUMBIA - 3.3%
        District of Columbia General Obligation
    150 5.75%, due 6/01/03................................................. 153
    300 5.20%, due 6/01/03................................................. 297
 GEORGIA - 2.9%
        Georgia Municipal Electric
        Authority General
        Power Revenue
    100 5.75%, due 1/01/03................................................. 104
    300 4.75%, due 1/01/04................................................. 294

 PRINCIPAL
 AMOUNT (000'S)                                                   VALUE (000'S)
-------------------------------------------------------------------------------
 ILLINOIS - 11.7%
   $100 Illinois Health Facilities
        Authority Revenue
        (Brokaw-Mennonite Association)
        5.60%, due 8/15/01 [FGIC]........................................ $104
    300 Illinois Health Facilities
        Authority Revenue
        (Masonic Medical Center)
        5.20%, due 10/01/03............................................... 303
    500 Joliet Waterworks and Sewerage Revenue
        7.00%, due 1/01/05 [FGIC]......................................... 568
        Metropolitan Pier and Exposition Authority (McCormick Place Expansion
        Project)
    100 5.90%, due 6/15/03................................................ 106
    500 5.50%, due 6/15/03 [MBIA]......................................... 521
 INDIANA - 3.8%
    200 Hammond Multi-School
        Building Corp.
        First Mortgage (Lake County)
        5.50%, due 1/15/03................................................ 209
    100 Indiana Bond Bank State Revolving Fund Program
        5.90%, due 2/01/03................................................ 106
    100 Indianapolis Local Public Improvement Bond Bank
        Transportation Revenue
        5.80%, due 7/01/03................................................ 106
    100 Pike Township School
        Building Corp.
        First Mortgage Revenue
        5.70%, due 2/01/01................................................ 103
 KENTUCKY - 3.8%
    500 Kentucky State Property and Buildings Commission Revenue
        5.50%, due 9/01/04................................................ 523

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PORTFOLIO OF INVESTMENTS (Continued)
                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                        As of June 30, 1997 (Unaudited)

 PRINCIPAL
 AMOUNT (000'S)                                                    VALUE (000'S)
--------------------------------------------------------------------------------
 LOUISIANA - 1.5%
   $100 Louisiana Correctional
        Facilities Corp.
        Lease Revenue
        5.55%, due 12/15/02 [FSA]......................................... $105
    100 Louisiana Public Facilities
        Authority Student Loan Revenue
        6.20%, due 3/01/01................................................. 104
 MASSACHUSETTS - 3.0%
    400 Massachusetts Water
        Resources Authority
        General Revenue
        5.25%, due 12/01/08................................................ 407
 MISSISSIPPI - 4.5%
    600 Mississippi Hospital Equipment
        and Facilities Authority
        Revenue (Mississippi Baptist Medical Center)
        5.40%, due 5/01/04 [MBIA].......................................... 621
 NEW JERSEY - 0.8%
    100 New Jersey Housing & Mortgage Finance Agency
        Housing Revenue
        6.00%, due 11/01/02................................................ 104
 NEW YORK - 9.9%
    100 Metropolitan Transportation Authority Transit Facilities
        Service Contract Revenue
        5.375%, due 7/01/02................................................ 102
    400 New York City Municipal Water Finance Authority
        5.00%, due 6/15/03................................................. 405
    100 New York Dormitory Authority
        State University Educational Facilities Revenue
        5.75%, due 5/15/01................................................. 104

 PRINCIPAL
 AMOUNT (000'S)                                                    VALUE (000'S)
--------------------------------------------------------------------------------
 NEW YORK (CONTINUED)
   $700 NYS HFA Health Facility
        6.375%, due 11/01/04.............................................. $752
 NORTH CAROLINA - 7.0%
    210 North Carolina Eastern Municipal
        Power Agency System Revenue
        5.50%, due 1/01/02................................................. 214
    800 North Carolina Municipal
        Power Agency
        #1 Catawba Electric Revenue
        4.10%, due 1/01/05 [AMBAC]......................................... 753
 OKLAHOMA - 4.4%
    600 Oklahoma Industries Authority
        Health Facilities Revenue
        (Sisters of Mercy Health System, St. Louis, Inc.)
        5.20%, due 6/01/05................................................. 608
 PENNSYLVANIA - 1.8%
    250 Philadelphia Water and
        Wastewater Revenue
        5.00%, due 6/15/02................................................. 250
 TEXAS - 10.6%
    250 City of Austin Combined Utility Systems Revenue
        Refunding Bonds Series 1993
        5.25%, due 11/15/06................................................ 265
    100 Coastal Bend Health Facility Development Corp.
        Health Services Revenue
        (Incarnate Word)
        5.70%, due 1/01/03 [AMBAC]......................................... 105
    100 Houston Sewer System Junior
        Lien Revenue
        5.75%, due 12/01/02................................................ 105
    350 Socorro Independent
        School District
        Unlimited Tax General Obligation
        5.80%, due 2/15/11................................................. 362

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                        As of June 30, 1997 (Unaudited)

 PRINCIPAL
 AMOUNT (000'S)                                                    VALUE (000'S)
--------------------------------------------------------------------------------
 NEW YORK (CONTINUED)
   $600 Trinity River Authority Revenue
        (Tarrant County Water Project)
        5.25%, due 2/01/05 [AMBAC] ........................................$612
 WASHINGTON - 15.2%
    400 Clark County Washington Public Utility District #001
        Generating Systems Revenue
        6.00%, due 1/01/07 [FGIC].......................................... 432
    500 Snohomish & Island Counties WA
        School Dist. No. 401 (Stanwood) General Obligation
        5.90%, due 12/15/11 [MBIA]......................................... 521
    500 Tacoma Electric System Revenue
        5.80%, due 1/01/04 [FGIC]..................................... $    529
    100 Washington Health Care Facilities Authority Revenue
        (Empire Health Service, Spokane)
        5.50%, due 11/01/03 [MBIA]......................................... 104
        Washington Public Power Supply System
        Nuclear Project #2 Revenue
    200 5.30%, due 7/01/02................................................. 204
    300 4.80%, due 7/01/04................................................. 295
                                                                        -------
 TOTAL BONDS............................................................ 13,575
                                                                        -------

 PRINCIPAL
 AMOUNT (000'S)                                                  VALUE (000'S)
-------------------------------------------------------------------------------
 TEMPORARY INVESTMENTS - .02%
 INVESTMENT COMPANIES:
  22 Federated Tax-Exempt Money Market Fund, Inc.......................... $22
                                                                       -------
 TOTAL TEMPORARY INVESTMENTS............................................... 22
                                                                       -------
 TOTAL INVESTMENTS - 99.0%............................................. 13,597
 Other Assets, less Liabilities........................................... 144
                                                                       -------
 NET ASSETS............................................................$13,741
                                                                       -------
                                                                       -------
*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:
 FGIC:  Financial Guaranty
        Insurance Corp. ................................................. 15.3%
 MBIA:  Municipal Bond Investors
        Assurance Corp. ................................................. 13.0
 AMBAC: AMBAC Indemnity Corp. ........................................... 10.8
 FSA:   Financial Security
        Assurance, Inc. .................................................. 0.8
                                                                        ------
                                                                          39.9%
                                                                        ------
                                                                        ------

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                              As of June 30, 1997
                                  (Unaudited)


                                                            SAFECO    SAFECO
                                                 INTERMEDIATE-TERM   INSURED
                                                         MUNICIPAL MUNICIPAL
(In Thousands, Except Per-Share Amounts)                 BOND FUND BOND FUND
----------------------------------------------------------------------------
ASSETS
 Investments, at Cost                                     $ 13,186  $ 12,869
                                                          ========  ========
 Investments, at Value                                    $ 13,597  $ 13,629
 Cash                                                           --        --
 Receivables
 Trust Shares Sold                                              --        --
 Interest                                                      212       219
 Deferred Organization Expense                                   3         3
                                                          --------  --------
  Total Assets                                              13,812    13,851
LIABILITIES
 Payables
 Dividends                                                      52        55
 Investment Advisory Fees                                        6         8
 Organization Expense                                            3         3
 Notes Payable                                                  --        91
 Other                                                          10         8
                                                          --------  --------
  Total Liabilities                                             71       165
                                                          --------  --------
NET ASSETS                                                $ 13,741  $ 13,686
                                                          ========  ========
 NO-LOAD CLASS:
 Net Assets                                               $ 13,741  $ 13,686
 Trust Shares Outstanding                                    1,292     1,267
                                                          --------  --------
 Net Asset Value, Offering Price, and
  Redemption Price Per Share                              $  10.64  $  10.80
                                                          ========  ========
CLASS A:
 Net Assets                                                     --        --
 Trust Shares Outstanding
 Net Asset Value and Redemption Price Per Share
 Maximum Offering Price Per Share
  (Net Asset Value Plus Sales Charge of 4.5%)
CLASS B:
 Net Assets                                                     --        --
 Trust Shares Outstanding
 Net Asset Value and Offering Price Per Share*

--------------------------------------------------------------------------------
*Redemption price per share is the net asset value less any applicable contin-gent deferred sales charge.

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                              As of June 30, 1997
                                  (Unaudited)

                                                          SAFECO          SAFECO
                                              SAFECO  CALIFORNIA      WASHINGTON
                                           MUNICIPAL    TAX-FREE STATE MUNICIPAL
(In Thousands, Except Per-Share Amounts)   BOND FUND INCOME FUND       BOND FUND
--------------------------------------------------------------------------------
ASSETS
 Investments, at Cost                       $424,798    $ 66,739        $  7,200
                                            ========    ========        ========
 Investments, at Value                      $473,481    $ 72,739        $  7,525
 Cash                                              2          --              --
 Receivables
    Trust Shares Sold                             --         115              --
    Interest                                   8,565       1,389             125
 Deferred Organization Expense                    --          --               1
                                            --------    --------        --------
       Total Asset                           482,048      74,243           7,651
LIABILITIES
 Payables
    Dividends                                  2,200         317              31
    Investment Advisory Fees                     173          35               4
    Organization Expense                          --          --               1
    Notes Payable                              1,405          --
    Other                                         62          16               6
                                            --------    --------        --------
       Total Liabilities                       3,840         368              42
                                            --------    --------        --------
NET ASSETS                                  $478,208    $ 73,875        $  7,609
                                            ========    ========        ========
 NO-LOAD CLASS:
    Net Assets                              $477,686    $ 73,377        $  7,055
    Trust Shares Outstanding                  34,081       5,988             668
                                            --------    --------        --------
    Net Asset Value, Offering Price, and
     Redemption Price Per Share             $  14.02    $  12.25        $  10.56
                                            ========    ========        ========
 CLASS A:
    Net Assets                              $    323    $    122        $    341
    Trust Shares Outstanding                      23          10              33
                                            --------    --------        --------
    Net Asset Value and Redemption Price
     Per Share                              $  14.02    $  12.26        $  10.56
                                            ========    ========        ========
 Maximum Offering Price Per Share
    (Net Asset Value Plus Sales Charge
     of 4.5%)                               $  14.68    $  12.84        $  11.06
                                            ========    ========        ========
 CLASS B:
    Net Assets                              $    199    $    376        $    213
    Trust Shares Outstanding                      14          30              20
                                            --------    --------        --------
    Net Asset Value and Offering Price
     Per Share*                             $  14.02    $  12.25        $  10.57
                                            ========    ========        ========

--------------------------------------------------------------------------------
*Redemption price per share is the net asset value less any applicable contin-gent deferred sales charge.

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statements of Operations
                  For the Six Month Period Ended June 30, 1997
                                  (Unaudited)


                                                       SAFECO    SAFECO
                                            INTERMEDIATE-TERM   INSURED
                                                    MUNICIPAL MUNICIPAL
(In Thousands)                                      BOND FUND BOND FUND
-----------------------------------------------------------------------
INVESTMENT INCOME
 Interest                                             $   365   $   392
EXPENSES
 Investment Advisory Fees                                  38        45
 Transfer Agent Fees                                        5         5
 Shareholder Service Fees                                  --        --
 Legal and Auditing Fees                                    7         7
 Custodian Fees                                             4         4
 Reports to Shareholders                                    1        --
 Trustees' Fees                                             2         2
 Loan Interest                                              0        --
 Amortization of Organization Expenses                      2         2
                                                      -------   -------
 Total Expenses                                            59        65
                                                      -------   -------
NET INVESTMENT INCOME                                     306       327
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net Realized Gain (Loss) on Investments                   12        42
 Net Change in Unrealized Appreciation                     27        29
                                                      -------   -------
NET GAIN ON INVESTMENTS                                    39        71
                                                      -------   -------
NET CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS                                           $   345   $   398
                                                      =======   =======

--------------------------------------------------------------------------------
                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                  For the Six Month Period Ended June 30, 1997
                                  (Unaudited)

                                                                     SAFECO
                                                         SAFECO  WASHINGTON
                                            SAFECO   CALIFORNIA       STATE
                                         MUNICIPAL     TAX-FREE   MUNICIPAL
(In Thousands)                           BOND FUND  INCOME FUND   BOND FUND
----------------------------------------------------------------------------
INVESTMENT INCOME
 Interest                                  $14,066      $ 2,077     $   210
EXPENSES
 Investment Advisory Fees                      996          197          23
 Transfer Agent Fees                           164           29           1
 Distribution Fees--Class B                      2           --           2
 Legal and Auditing Fees                        11            8           7
 Custodian Fees                                  7            3           3
 Reports to Shareholders                        17            3          --
 Trustees' Fees                                  3            2           2
 Loan Interest                                   2            1          --
 Amortization of Organization Expenses          --           --           1
                                           -------      -------     -------
    Total Expenses                           1,202          243          39
                                           -------      -------     -------
NET INVESTMENT INCOME                       12,864        1,834         171
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net Realized Gain (Loss) on Investments     2,966          366          (9)
 Net Change in Unrealized Appreciation      (1,691)        (119)         37
                                           -------      -------     -------
NET GAIN ON INVESTMENTS                      1,275          247          28
                                           -------      -------     -------
NET CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS                                $14,139      $ 2,081     $   199
                                           =======      =======     =======

--------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                                  (Unaudited)

                          SAFECO INTERMEDIATE-TERM              SAFECO INSURED
                               MUNICIPAL BOND FUND         MUNICIPAL BOND FUND
                         ------------------------------------------------------
                            SIX-MONTH    NINE-MONTH     SIX-MONTH    NINE-MONTH
                         PERIOD ENDED  PERIOD ENDED  PERIOD ENDED  PERIOD ENDED
                              JUNE 30       DEC. 31       JUNE 30       DEC. 31
(In Thousands)                   1997          1996          1997          1996
--------------------------------------------------------------------------------
OPERATIONS
 Net Investment Income        $   306       $   473       $   327       $   434
 Net Realized Gain
  (Loss) on Investments            12            (7)           42           (19)
 Net Change in
  Unrealized
  Appreciation                     27           162            29           386
                              -------       -------       -------       -------
 Net Change in Net
  Assets Resulting from
  Operations                      345           628           398           801
DIVIDENDS TO
 SHAREHOLDERS FROM
 Net Investment
  Income -- No-Load
  Class                          (306)         (473)         (327)         (434)
 -- Class A                        --            --            --            --
 -- Class B                        --            --            --            --
 Net Realized Gain on
 Investments
 -- No-Load                        --            --            --            --
                              -------       -------       -------       -------
  Total                          (306)         (473)         (327)         (434)
NET TRUST SHARE
 TRANSACTIONS
 No-Load Class                   (470)         (964)          428         1,062
 Class A                           --            --            --            --
 Class B                           --            --            --            --
                              -------       -------       -------       -------
  Total                          (470)         (964)          428         1,062
                              -------       -------       -------       -------
TOTAL CHANGE IN NET
 ASSETS                          (431)         (809)          499         1,429
NET ASSETS AT BEGINNING
 OF PERIOD                     14,172        14,981        13,187        11,758
                              -------       -------       -------       -------
NET ASSETS AT END OF
 PERIOD                       $13,741       $14,172       $13,686       $13,187
                              =======       =======       =======       =======
--------------------------------------------------------------------------------

OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES
 AND AMOUNTS
SHARES:
 Sales                            103           176           241           458
 Reinvestments                     13            25            10            13
 Redemptions                     (160)         (293)         (211)         (368)
                              -------       -------       -------       -------
 Net change                       (44)          (92)           40           103
                              =======       =======       =======       =======
AMOUNTS:
 Sales                        $ 1,092       $ 1,841       $ 2,562       $ 4,812
 Reinvestments                    133           263           102           137
 Redemptions                   (1,695)       (3,068)       (2,236)       (3,887)
                              -------       -------       -------       -------
 Net change                   $  (470)      $  (964)      $   428       $ 1,062
                              =======       =======       =======       =======

--------------------------------------------------------------------------------
                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

                   SAFECO           SAFECO CALIFORNIA           SAFECO WASHINGTON
      MUNICIPAL BOND FUND        TAX-FREE INCOME FUND   STATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------
   SIX-MONTH    NINE-MONTH     SIX-MONTH    NINE-MONTH     SIX-MONTH    NINE-MONTH
PERIOD ENDED  PERIOD ENDED  PERIOD ENDED  PERIOD ENDED  PERIOD ENDED  PERIOD ENDED
     JUNE 30       DEC. 31       JUNE 30       DEC. 31       JUNE 30       DEC. 31
        1997          1996          1997          1996          1997          1996
-----------------------------------------------------------------------------------
    $ 12,864      $ 19,903       $ 1,834      $  2,766        $  171        $  238
       2,966         2,341           366           197            (9)            4
      (1,691)        7,844          (119)        2,196            37           125
    --------      --------       -------      --------        ------        ------
      14,139        30,088         2,081         5,159           199           367
     (12,853)      (19,899)       (1,829)       (2,764)         (160)         (234)
          (8)           (3)           (3)           (1)           (7)           (3)
          (3)           (1)           (2)           (1)           (4)           (1)
          --            --            --          (200)           --            (4)
    --------      --------       -------      --------        ------        ------
     (12,864)      (19,903)       (1,834)       (2,966)         (171)         (242)
      (4,557)       (9,855)        1,048          (652)          470           (52)
          11           309           --            120             4           334
          86           111           273           100             2           209
    --------      --------       -------      --------        ------        ------
      (4,460)       (9,435)        1,321          (432)          476           491
    --------      --------       -------      --------        ------        ------
      (3,185)          750         1,568         1,761           504           616
     481,393       480,643        72,307        70,546         7,105         6,489
    --------      --------       -------      --------        ------        ------
    $478,208      $481,393       $73,875      $ 72,307        $7,609        $7,105
    ========      ========       =======      ========        ======        ======
-----------------------------------------------------------------------------------

       2,610         4,689           836         1,648            56            78
         477           908            85           168             3             4
      (3,401)       (6,271)         (808)       (1,849)          (13)          (35)
    --------      --------       -------      --------        ------        ------
        (314)         (674)          113           (33)           46            47
    ========      ========       =======      ========        ======        ======
    $ 36,110      $ 63,875       $10,058      $ 19,516        $  586        $  813
       6,589        12,498         1,021         2,025            29            38
     (47,159)      (85,808)       (9,758)      (21,973)         (139)         (360)
    --------      --------       -------      --------        ------        ------
    $ (4,460)     $ (9,435)      $ 1,321      $   (432)       $  476        $  491
    ========      ========       =======      ========        ======        ======

--------------------------------------------------------------------------------
                      SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         Notes to Financial Statements
                                  (Unaudited)

1.  GENERAL
  The SAFECO Tax-Exempt Bond Trust ("Trust") is registered under the Invest-ment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Intermediate-Term Munici-pal Bond Fund (Intermediate), SAFECO Insured Municipal Bond Fund (Insured), SAFECO Municipal Bond Fund (Municipal), SAFECO California Tax-Free Income Fund (California) and SAFECO Washington State Municipal Bond Fund (Washington) (to-gether "the Funds").
  Effective September 30, 1996, the Municipal, California and Washington Funds began issuing two new classes of shares--Class A and Class B shares (collec-tively, "Advisor Classes"). Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these new classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares repre-sents an interest in the net assets of the fund.
  In connection with issuing the new Advisor Classes, the Municipal, Califor-nia and Washington Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class pays the distributor, SAFECO Securities Corp., for selling its shares at the annual rate of .25% of the average daily net as-set of the Advisor Class. Class B shares also pay the distributor a distribu-tion fee at the annual rate of .75% of the average daily net assets of the Class B shares.
  Under the Plans, the distributor uses the service fees primarily to compen-sate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The pol-icies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.
  SECURITY VALUATION. Tax-exempt bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transac-tions in bonds, quotations from bond dealers, market transac-

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

tions in comparable securities and various relationships between securities in determining value. Short-term investments are valued at cost which approxi-mates market.
  SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal in-come tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are sub-ject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued secu-rities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.
  INCOME RECOGNITION. Interest is accrued on portfolio investments daily. Bond premiums and original issue discounts are amortized to either call or maturity dates. Market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition.
  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is de-clared as a dividend to shareholders of record as of the close of each busi-ness day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, will normally be distrib-uted to shareholders at the end of December.
  FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the re-quirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all income to shareholders in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addition, the Funds intend to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from am-ortization on bonds purchased below their issued price after April 30, 1993, is treated as ordinary income for Federal income tax purposes.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

3.  INVESTMENT TRANSACTIONS

                                                                             SAFECO
                                  SAFECO    SAFECO                SAFECO WASHINGTON
                           INTERMEDIATE-   INSURED    SAFECO  CALIFORNIA      STATE
                          TERM MUNICIPAL MUNICIPAL MUNICIPAL    TAX-FREE  MUNICIPAL
(In Thousands)                 BOND FUND BOND FUND BOND FUND INCOME FUND  BOND FUND
-----------------------------------------------------------------------------------
PURCHASES FOR THE
 SIX-MONTH PERIOD ENDED
 JUNE 30, 1997 (EXCLUDING
 SHORT-TERM
 SECURITIES)                      $1,036    $1,572   $39,786      $9,561     $1,246
                                  ======    ======   =======      ======     ======
SALES FOR THE
 SIX-MONTH PERIOD ENDED
 JUNE 30, 1997 (EXCLUDING
 SHORT-TERM
 SECURITIES)                      $1,451    $1,492   $46,044      $7,216     $  858
                                  ======    ======   =======      ======     ======

4.  COMPONENTS OF NET ASSETS
  At June 30, 1997, the components of net assets were as follows:

                                                                                 SAFECO
                                  SAFECO     SAFECO                  SAFECO  WASHINGTON
                           INTERMEDIATE-    INSURED     SAFECO   CALIFORNIA       STATE
                          TERM MUNICIPAL  MUNICIPAL  MUNICIPAL     TAX-FREE   MUNICIPAL
(In Thousands)                 BOND FUND  BOND FUND  BOND FUND  INCOME FUND   BOND FUND
----------------------------------------------------------------------------------------
Aggregate gross
 unrealized
 appreciation for
 investment
 securities in which
 there
 is an excess of value
 over identified cost            $   434    $   782   $ 48,782      $ 6,058      $  331
Aggregate gross
 unrealized
 depreciation for
 investment
 securities in which
 there
 is an excess of
 identified
 cost over value                     (23)       (22)       (99)         (58)         (6)
                                 -------    -------   --------      -------      ------
Net unrealized
 appreciation
 (depreciation)                      411        760     48,683        6,000         325
Accumulated net realized
 gain/(loss)
 on investment
 transactions*                       (10)       (32)     1,681          366          (9)
Paid in capital (par
 value $.001,
 unlimited shares
 authorized)                      13,340     12,958    427,844       67,509       7,293
                                 -------    -------   --------      -------      ------
NET ASSETS AT JUNE 30,
 1997                            $13,741    $13,686   $478,208      $73,875      $7,609
                                 =======    =======   ========      =======      ======
----------------------------------------------------------------------------------------

*The above accumulated net realized losses on investment transactions repre-sents capital loss carryforwards for federal income tax purposes, which expire as follows:

                                       AMOUNTS  EXPIRATION DATES
                                       -------  ----------------
Intermediate-Term Municipal Bond Fund     $(10) 2003
Insured Municipal Bond Fund                (32) 2002-2003
Washington State Municipal Bond Fund        (9) 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


5.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
  SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

INTERMEDIATE FUND:
 First $250 million .55%
 Next $250 million  .45
 Next $250 million  .35
 Over $750 million  .25

INSURED & WASHINGTON
  FUNDS:
 First $250 million .65%
 Next $250 million  .55
 Next $250 million  .45
 Over $750 million  .35

MUNICIPAL & CALIFORNIA
  FUNDS:
 First $100 million .55%
 Next $150 million  .45
 Next $250 million  .35
 Over $500 million  .25

  TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.
  NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No inter-est is charged on loans under $100,000. At June 30, 1997, the Insured Muni Bond Fund had a note payable of $91,000 to SAFECO Services. The note was repaid on July 1, 1997. The Municipal Bond Fund had a 5.66% note payable of $1,405,000 to SAFECO Life Annuity Company of America. The note was repaid on July 1, 1997.
  AFFILIATE OWNERSHIP. At June 30, 1997, SAFECO Insurance Company of America owned 397,434 shares (31% of the outstanding shares) of the Intermediate Fund, 605,644 shares (48%) of the Insured Fund and 502,372 shares (70%) of the Wash-ington Fund.
  DEFERRED ORGANIZATION EXPENSES. Costs relating to the organization of the In-termediate, Insured and Washington Funds have been deferred and are being amor-tized to operations over a period of sixty months. These costs were advanced by SAFECO Asset Management and are being reimbursed by those Funds over a sixty-month period.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


6.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
  NO-LOAD CLASS

                            SIX-MONTH     NINE-MONTH
                         PERIOD ENDED   PERIOD ENDED
                              JUNE 30    DECEMBER 31       FOR THE YEAR ENDED MARCH 31
                         ------------   ------------       ---------------------------
                                 1997           1996        1996       1995       1994
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
 BEGINNING OF PERIOD          $ 10.61        $ 10.49   $   10.17  $   10.13  $   10.25
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income           0.23           0.35        0.45       0.45       0.40
 Net Realized and
  Unrealized
  Gain (Loss) on
  Investments                    0.03           0.12        0.32       0.04      (0.12)
                              -------        -------   ---------  ---------  ---------
 Total from Investment
  Operations                     0.26           0.47        0.77       0.49       0.28
LESS DISTRIBUTIONS
 Dividends from Net
  Investment Income             (0.23)         (0.35)      (0.45)     (0.45)     (0.40)
                              -------        -------   ---------  ---------  ---------
NET ASSET VALUE AT END
 OF PERIOD                    $ 10.64        $ 10.61   $   10.49  $   10.17  $   10.13
                              =======        =======   =========  =========  =========
TOTAL RETURN                    2.50%*         4.53%*      7.63%      4.97%      2.64%
NET ASSETS AT END OF
 PERIOD (000'S)               $13,741        $14,172   $  14,981  $  13,762  $  10,781
RATIO OF EXPENSES TO
 AVERAGE NET ASSETS             0.86%**        0.89%**     0.84%      0.85%      0.99%
RATIO OF NET INVESTMENT
 INCOME TO AVERAGE NET
 ASSETS                         4.43%**        4.40%**     4.29%      4.46%      3.85%
PORTFOLIO TURNOVER RATE        15.12%**       12.81%**     9.12%      4.27%      1.49%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


6.  FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO INSURED MUNICIPAL BOND FUND
  NO-LOAD CLASS

                            SIX-MONTH     NINE-MONTH
                         PERIOD ENDED   PERIOD ENDED
                              JUNE 30    DECEMBER 31   FOR THE YEAR ENDED MARCH 31
                         ------------   ------------   ------------------------------
                                 1997           1996        1996      1995      1994
-------------------------------------------------------------------------------------
NET ASSET VALUE AT
 BEGINNING OF PERIOD          $ 10.74        $ 10.46   $   10.05  $   9.73  $  10.26
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income           0.25           0.37        0.48      0.48      0.41
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.06           0.28        0.41      0.32     (0.53)
                              -------        -------   ---------  --------  --------
 Total from Investment
  Operations                     0.31           0.65        0.89      0.80     (0.12)
LESS DISTRIBUTIONS
 Dividends from Net
  Investment Income             (0.25)         (0.37)      (0.48)    (0.48)    (0.41)
                              -------        -------   ---------  --------  --------
NET ASSET VALUE AT END
 OF PERIOD                    $ 10.80        $ 10.74   $   10.46  $  10.05  $   9.73
                              =======        =======   =========  ========  ========
TOTAL RETURN                    2.96%*         6.31%*      8.95%     8.58%    -1.40%
NET ASSETS AT END OF
 PERIOD (000'S)               $13,686        $13,187   $  11,758  $  8,163  $  3,306
RATIO OF EXPENSES TO
 AVERAGE NET ASSETS             0.95%**        1.00%**     0.99%     1.08%     1.41%
RATIO OF NET INVESTMENT
 INCOME TO AVERAGE NET
 ASSETS                         4.77%**        4.66%**     4.53%     5.11%     3.99%
PORTFOLIO TURNOVER RATE        22.35%**       14.86%**     3.71%    14.76%    21.19%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


6.FINANCIAL HIGHLIGHTS (Continued)
  (For a Share Outstanding Throughout the Period)

  SAFECO MUNICIPAL BOND FUND
  NO-LOAD CLASS

                            SIX-MONTH     NINE-MONTH
                         PERIOD ENDED   PERIOD ENDED
                              JUNE 30    DECEMBER 31     FOR THE YEAR ENDED MARCH 31
                         ------------   ------------   -------------------------------
                                 1997           1996        1996       1995       1994
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
 BEGINNING OF PERIOD         $  13.98       $  13.69   $   13.36  $   13.27  $   14.13
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income           0.38           0.57        0.76       0.77       0.78
 Net Realized and
  Unrealized
  Gain (Loss) on
  Investments                    0.04           0.29        0.33       0.12      (0.55)
                             --------       --------   ---------  ---------  ---------
 Total from Investment
  Operations                     0.42           0.86        1.09       0.89       0.23
LESS DISTRIBUTIONS
 Dividends from Net
  Investment Income             (0.38)         (0.57)      (0.76)     (0.77)     (0.78)
 Distributions from
  Realized Gains                   --             --          --      (0.03)     (0.31)
                             --------       --------   ---------  ---------  ---------
  Total Distributions           (0.38)         (0.57)      (0.76)     (0.80)     (1.09)
                             --------       --------   ---------  ---------  ---------
NET ASSET VALUE AT END
 OF PERIOD                   $  14.02       $  13.98   $   13.69  $   13.36  $   13.27
                             ========       ========   =========  =========  =========
TOTAL RETURN                    3.04%*         6.42%*      8.23%      7.10%      1.30%
NET ASSETS AT END OF
 PERIOD (000'S)              $477,686       $480,970   $ 480,643  $ 472,569  $ 507,453
RATIO OF EXPENSES TO
 AVERAGE NET ASSETS             0.51%**        0.53%**     0.54%      0.56%      0.52%
RATIO OF NET INVESTMENT
 INCOME TO AVERAGE NET
 ASSETS                         5.47%**        5.53%**     5.47%      5.96%      5.49%
PORTFOLIO TURNOVER RATE        17.11%**        6.66%**    12.60%     26.96%     22.07%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


6.FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

SAFECO MUNICIPAL BOND FUND

                                  CLASS A                                    CLASS B
                         -----------------------------------------------------------
                            SIX-MONTH    THREE-MONTH      SIX-MONTH      THREE-MONTH
                         PERIOD ENDED   PERIOD ENDED   PERIOD ENDED     PERIOD ENDED
                              JUNE 30    DECEMBER 31        JUNE 30      DECEMBER 31
                         ------------   ------------   ------------     ------------
                                 1997           1996           1997             1996
--------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD          $13.99         $13.82          $13.98          $13.82
INCOME FROM INVESTMENT
  OPERATIONS
 Net Investment Income           0.35           0.18              0.30          0.15
 Net Realized and
   Unrealized Gain on
   Investments                   0.03           0.17              0.04          0.16
                               ------         ------         ------           ------
  Total from Investment
    Operations                   0.38           0.35              0.34          0.31
LESS DISTRIBUTIONS
 Dividends from Net
   Investment Income            (0.35)         (0.18)            (0.30)        (0.15)
 Distributions from
   Realized Gains                  --             --                 --           --
                               ------         ------         ------           ------
  Total Distributions           (0.35)         (0.18)            (0.30)        (0.15)
                               ------         ------         ------           ------
NET ASSET VALUE AT END
  OF PERIOD                    $14.02         $13.99          $14.02          $13.98
                               ======         ======         ======           ======
TOTAL RETURN                    2.74%*         2.52%*           2.51%*         2.27%*
NET ASSETS AT END OF
  PERIOD (000'S)               $  323         $  311          $  199          $  112
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS            0.94%**        0.82%**          1.54%**        1.50%**
RATIO OF NET INVESTMENT
  INCOME TO AVERAGE NET
  ASSETS                        5.03%**        5.04%**          4.40%**        4.42%**
PORTFOLIO TURNOVER RATE        17.11%**        6.66%**        17.11%**         6.66%**

--------------------------------------------------------------------------------
 * Not annualized. Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


6.FINANCIAL HIGHLIGHTS (Continued)
  (For a Share Outstanding Throughout the Period)

  SAFECO CALIFORNIA TAX-FREE INCOME FUND
  NO-LOAD CLASS

                               SIX-MONTH     NINE-MONTH
                            PERIOD ENDED   PERIOD ENDED
                                 JUNE 30    DECEMBER 31     FOR THE YEAR ENDED MARCH 31
                            ------------   ------------   -------------------------------
                                    1997           1996        1996       1995       1994
------------------------------------------------------------------------------------------
 NET ASSET VALUE AT
   BEGINNING OF PERIOD           $ 12.22        $ 11.86   $   11.54  $   11.51  $   12.23
 INCOME FROM INVESTMENT
   OPERATIONS
 Net Investment Income              0.31           0.47        0.62       0.63       0.66
 Net Realized and
   Unrealized Gain (Loss)
   on Investments                   0.03           0.39        0.40       0.13      (0.38)
                                 -------        -------   ---------  ---------  ---------
 Total from Investment
   Operations                       0.34           0.86        1.02       0.76       0.28
 LESS DISTRIBUTIONS
 Dividends from Net
   Investment Income               (0.31)         (0.47)      (0.62)     (0.63)     (0.66)
 Distributions from
   Realized Gains                     --          (0.03)      (0.08)     (0.10)     (0.34)
                                 -------        -------   ---------  ---------  ---------
 Total Distributions               (0.31)         (0.50)      (0.70)     (0.73)     (1.00)
                                 -------        -------   ---------  ---------  ---------
 NET ASSET VALUE AT END
   OF PERIOD                     $ 12.25        $ 12.22   $   11.86  $   11.54  $   11.51
                                 =======        =======   =========  =========  =========
 TOTAL RETURN                      2.83%*         7.42%*      8.87%      7.01%      1.97%
 NET ASSETS AT END OF
   PERIOD (000'S)                $73,377        $72,084   $  70,546  $  64,058  $  77,056
 RATIO OF EXPENSES TO
   AVERAGE NET ASSETS              0.68%**        0.69%**     0.68%      0.70%      0.68%
 RATIO OF NET INVESTMENT
   INCOME TO AVERAGE NET
   ASSETS                          5.13%**        5.21%**     5.12%      5.65%      5.31%
 PORTFOLIO TURNOVER RATE          20.91%**       10.52%**    16.25%     44.10%     32.58%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


6.FINANCIAL HIGHLIGHTS
  (For a Share Outstanding Throughout the Period)

  SAFECO CALIFORNIA TAX-FREE INCOME FUND

                                  CLASS A                       CLASS B
                         ---------------------------------------------------------
                            SIX-MONTH    THREE-MONTH      SIX-MONTH    THREE-MONTH
                         PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                              JUNE 30    DECEMBER 31        JUNE 30    DECEMBER 31
                         ------------   ------------   ------------   ------------
                                 1997           1996           1997           1996
------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD          $12.23         $12.07        $ 12.22        $ 12.07
INCOME FROM INVESTMENT
  OPERATIONS
 Net Investment Income           0.29           0.15           0.24           0.12
 Net Realized and
   Unrealized Gain on
   Investments                   0.03           0.19           0.03           0.18
                               ------         ------        -------        -------
  Total from Investment
    Operations                   0.32           0.34           0.27           0.30
LESS DISTRIBUTIONS
 Dividends from Net
   Investment Income            (0.29)         (0.15)         (0.24)         (0.12)
 Distributions from
   Realized Gains                  --          (0.03)            --          (0.03)
                               ------         ------        -------        -------
  Total Distributions           (0.29)         (0.18)         (0.24)         (0.15)
                               ------         ------        -------        -------
NET ASSET VALUE AT END
  OF PERIOD                    $12.26         $12.23        $ 12.25        $ 12.22
                               ======         ======        =======        =======
TOTAL RETURN                    2.70%*         2.83%*         2.31%*         2.56%*
NET ASSETS AT END OF
  PERIOD (000'S)               $  122         $  122        $   376        $   101
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS            0.92%**        0.89%**        1.57%**        1.64%**
RATIO OF NET INVESTMENT
  INCOME TO AVERAGE NET
  ASSETS                        4.89%**        4.84%**        3.77%**        4.08%**
PORTFOLIO TURNOVER RATE        20.91%**       10.52%**       20.91%**       10.52%**

--------------------------------------------------------------------------------
 * Not annualized. Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


6.FINANCIAL HIGHLIGHTS (Continued)
  (For a Share Outstanding Throughout the Period)

  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
  NO-LOAD CLASS

                            SIX-MONTH     NINE-MONTH
                         PERIOD ENDED   PERIOD ENDED
                              JUNE 30    DECEMBER 31     FOR THE YEAR ENDED MARCH 31
                         ------------   ------------   -------------------------------
                                 1997           1996        1996       1995       1994
---------------------------------------------------------------------------------------
NET ASSET VALUE AT
  BEGINNING OF PERIOD          $10.53         $10.34   $   10.10  $    9.91  $   10.27
INCOME FROM INVESTMENT
  OPERATIONS
 Net Investment Income           0.24           0.37        0.50       0.49       0.44
 Net Realized and
  Unrealized
  Gain (Loss) on
  Investments                    0.03           0.20        0.27       0.19      (0.35)
                               ------         ------   ---------  ---------  ---------
  Total from Investment
    Operations                   0.27           0.57        0.77       0.68       0.09
LESS DISTRIBUTIONS
 Dividends from Net
   Investment Income            (0.24)         (0.37)      (0.50)     (0.49)     (0.44)
 Distributions from
   Realized Gains                0.00          (0.01)      (0.03)        --      (0.01)
                               ------         ------   ---------  ---------  ---------
  Total Distributions           (0.24)         (0.38)      (0.53)     (0.49)     (0.45)
                               ------         ------   ---------  ---------  ---------
NET ASSET VALUE AT END
  OF PERIOD                    $10.56         $10.53   $   10.34  $   10.10  $    9.91
                               ======         ======   =========  =========  =========
TOTAL RETURN                    2.68%*         5.61%*      7.73%      7.13%      0.68%
NET ASSETS AT END OF
  PERIOD (000'S)               $7,055         $6,558   $   6,489  $   5,953  $   2,908
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS            1.04%**        1.10%**     1.07%      1.09%      1.44%
RATIO OF NET INVESTMENT
  INCOME TO
  AVERAGE NET ASSETS            4.80%**        4.78%**     4.78%      5.06%      4.17%
PORTFOLIO TURNOVER RATE        24.34%**       15.96%**    20.86%      9.23%     17.26%

--------------------------------------------------------------------------------
 *Not annualized.
**Annualized.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


6.FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

  SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

                                  CLASS A                       CLASS B
                         --------------------------------------------------------
                            SIX-MONTH    THREE-MONTH      SIX-MONTH    THREE-MONTH
                         PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                              JUNE 30    DECEMBER 31        JUNE 30    DECEMBER 31
                         ------------   ------------   ------------   ------------
                                 1997           1996           1997           1996
------------------------------------------------------------------------------------
NET ASSET VALUE AT BE-
  GINNING OF PERIOD           $ 10.53        $ 10.45        $ 10.55        $ 10.45
INCOME FROM INVESTMENT
  OPERATIONS
 Net Investment Income           0.23           0.12           0.19           0.10
 Net Realized and
   Unrealized Gain on
   Investments                   0.03           0.09           0.02           0.11
                              -------        -------        -------        -------
  Total from Investment
    Operations                   0.26           0.21           0.21           0.21
LESS DISTRIBUTIONS
 Dividends from Net In-
   vestment Income              (0.23)         (0.12)         (0.19)         (0.10)
 Distributions from Re-
   alized Gains                    --          (0.01)            --          (0.01)
                              -------        -------        -------        -------
  Total Distributions           (0.23)         (0.13)         (0.19)         (0.11)
                              -------        -------        -------        -------
NET ASSET VALUE AT END
  OF PERIOD                   $ 10.56        $ 10.53        $ 10.57        $ 10.55
                              =======        =======        =======        =======
TOTAL RETURN                    2.55%*         1.94%*         4.13%*         1.94%*
NET ASSETS AT END OF
  PERIOD (000'S)              $   341        $   336        $   213        $   211
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS            1.33%**        1.29%**        2.14%**        2.06%**
RATIO OF NET INVESTMENT
  INCOME TO AVERAGE NET
  ASSETS                        4.51%**        4.49%**        3.71%**        3.71%**
PORTFOLIO TURNOVER RATE        24.34%**       15.96%**       24.34%**       15.96%**

--------------------------------------------------------------------------------
 * Not annualized. Total return excludes the effects of sales charges. If sales charges were included, the total return would be lower.
**Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SAFECO FAMILY OF FUNDS

STABILITY OF PRINCIPAL
  SAFECO Money Market Fund
  SAFECO Tax-Free Money Market Fund

TAXABLE BOND INCOME
  SAFECO Intermediate-Term U.S. Treasury Fund
  SAFECO GNMA Fund
  SAFECO High-Yield Bond Fund
  SAFECO Managed Bond Fund

TAX-FREE BOND INCOME
  SAFECO Intermediate-Term Municipal Bond Fund
  SAFECO Insured Municipal Bond Fund
  SAFECO Municipal Bond Fund
  SAFECO California Tax-Free Income Fund
  SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME
WITH LONG-TERM GROWTH
  SAFECO Income Fund
  SAFECO Balanced Fund

LONG-TERM GROWTH
  SAFECO Growth Fund
  SAFECO Equity Fund
  SAFECO Northwest Fund
  SAFECO International Stock Fund
  SAFECO Small Company Stock Fund
  SAFECO U.S. Value Fund
--------------------------------------------------------------------------------

For more complete information on any SAFECO Mutual Fund, including management fees and expenses, call or write for a free Prospectus. Please read it carefully before you invest or send money.

SAFECO MONEY MARKET FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding Vice President and Treasurer
Neal A. Fuller Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

AUDITOR:
Ernst & Young, LLP

GMF 713 8/97

[LOGO]  Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.

FOR SHAREHOLDER SERVICE:

Monday-Friday,
5:30am-7:00pm Pacific Time

NATIONWIDE: 1-800-624-5711

SEATTLE: (206) 545-7319

DEAF AND HARD OF HEARING TTY/TDD: 1-800-438-8718

FOR 24 HOUR AUTOMATED PERFORMANCE INFORMATION AND TRANSACTIONS:

NATIONWIDE: 1-800-835-4391

SEATTLE: (206) 545-5113

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
http://www.safecofunds.com

E-MAIL: MFUNDS@SAFECO.COM